Quarterly Holdings Report
for
Fidelity® Total Bond K6 Fund
May 31, 2024
TBDK6-NPRT3-0724
1.9884012.107
Corporate Bonds - 27.0%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
0% 12/15/25		300,000	228,155
3.375% 8/15/26		1,530,000	979,084
			1,207,239
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Instruments, Inc. 1.25% 6/1/30 (b)		232,000	237,568
Wolfspeed, Inc. 1.875% 12/1/29		1,003,000	557,668
			795,236
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Rexford Industrial Realty LP:
4.125% 3/15/29(b)		125,000	121,708
4.375% 3/15/27(b)		125,000	122,857
			244,565
Real Estate Management & Development - 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26		250,000	207,355
Redfin Corp. 0.5% 4/1/27		705,000	387,750
			595,105
TOTAL REAL ESTATE			839,670

UTILITIES - 0.0%
Electric Utilities - 0.0%
PG&E Corp. 4.25% 12/1/27 (b)		230,000	236,975

Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy International, Inc. 0.25% 12/1/26		113,000	49,268

TOTAL UTILITIES			286,243

TOTAL CONVERTIBLE BONDS			3,128,388
Nonconvertible Bonds - 26.9%
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.4%
Altice France SA:
5.125% 1/15/29(b)		750,000	506,715
5.125% 7/15/29(b)		770,000	516,406
AT&T, Inc.:
2.55% 12/1/33		4,339,000	3,422,852
3.8% 12/1/57		4,105,000	2,857,857
4.3% 2/15/30		559,000	532,817
5.15% 11/15/46		1,000,000	921,320
Colombia Telecomunicaciones SA 4.95% 7/17/30 (b)		95,000	70,627
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)		162,000	153,016
Frontier Communications Holdings LLC:
6% 1/15/30(b)		500,000	433,326
8.625% 3/15/31(b)(c)		475,000	486,928
IHS Holding Ltd.:
5.625% 11/29/26(b)		235,000	222,223
6.25% 11/29/28(b)		55,000	49,156
Iliad Holding SAS 8.5% 4/15/31 (b)		400,000	405,030
Koninklijke KPN NV 3.875% 2/16/36 (Reg. S)	EUR	200,000	212,142
Level 3 Financing, Inc.:
4.5% 4/1/30(b)		250,000	141,871
10.5% 5/15/30(b)		550,000	544,209
11% 11/15/29(b)		130,000	133,273
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		550,000	362,945
Qtel International Finance Ltd. 2.625% 4/8/31 (b)		170,000	145,180
Sable International Finance Ltd. 5.75% 9/7/27 (b)		220,000	210,100
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		430,000	394,688
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		255,000	249,023
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		400,000	378,500
Verizon Communications, Inc.:
2.1% 3/22/28		1,151,000	1,031,177
2.55% 3/21/31		1,065,000	897,922
3% 3/22/27		263,000	248,480
3.75% 2/28/36	EUR	193,000	204,977
4.862% 8/21/46		1,250,000	1,141,440
5.012% 4/15/49		16,000	15,204
Windstream Escrow LLC 7.75% 8/15/28 (b)		370,000	347,618
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		500,000	389,894
			17,626,916
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (b)		445,000	387,715
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	289,000	317,102
			704,817
Interactive Media & Services - 0.0%
Tencent Holdings Ltd.:
1.81% 1/26/26(b)		110,000	103,769
2.39% 6/3/30(b)		225,000	192,234
3.975% 4/11/29(b)		80,000	75,725
			371,728
Media - 1.8%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		605,000	544,450
Altice Financing SA:
5% 1/15/28(b)		285,000	225,137
5.75% 8/15/29(b)		300,000	222,695
Altice France Holding SA 6% 2/15/28 (b)		750,000	233,451
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 5/1/32		1,190,000	944,013
5% 2/1/28(b)		2,465,000	2,275,954
5.125% 5/1/27(b)		700,000	669,025
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.3% 2/1/32		5,000,000	3,832,795
4.4% 4/1/33		6,526,000	5,734,351
5.25% 4/1/53		4,181,000	3,296,946
5.375% 5/1/47		3,320,000	2,668,835
5.5% 4/1/63		2,499,000	1,954,174
5.75% 4/1/48		861,000	724,789
6.1% 6/1/29		2,402,000	2,404,624
6.55% 6/1/34		1,310,000	1,312,667
6.65% 2/1/34		11,000,000	11,140,721
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)(c)		250,000	236,175
7.5% 6/1/29(b)		300,000	246,302
9% 9/15/28(b)		250,000	260,202
Comcast Corp. 6.45% 3/15/37		365,000	393,488
CSC Holdings LLC:
3.375% 2/15/31(b)		1,000,000	585,614
4.125% 12/1/30(b)		5,000	3,083
4.5% 11/15/31(b)		365,000	223,264
4.625% 12/1/30(b)		500,000	210,227
5.375% 2/1/28(b)		100,000	70,230
Discovery Communications LLC:
3.625% 5/15/30		708,000	622,996
4.65% 5/15/50		1,101,000	816,397
DISH DBS Corp. 5.75% 12/1/28 (b)		410,000	285,646
DISH Network Corp. 11.75% 11/15/27 (b)		890,000	892,948
Fox Corp.:
4.709% 1/25/29		312,000	305,102
5.476% 1/25/39		308,000	291,439
Lamar Media Corp. 3.625% 1/15/31		1,155,000	999,387
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(b)		530,000	444,549
6.75% 10/15/27(b)		365,000	343,789
Nexstar Media, Inc. 5.625% 7/15/27 (b)		830,000	783,423
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)		235,000	150,904
Sirius XM Radio, Inc. 5.5% 7/1/29 (b)(c)		1,225,000	1,137,737
Telecomunicaciones Digitales SA 4.5% 1/30/30 (b)		400,000	351,000
Time Warner Cable LLC:
6.75% 6/15/39		545,000	529,467
7.3% 7/1/38		2,420,000	2,455,121
Univision Communications, Inc.:
7.375% 6/30/30(b)(c)		960,000	909,726
8.5% 7/31/31(b)(d)		365,000	358,910
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		1,855,000	1,554,970
VTR Finance BV 6.375% 7/15/28 (b)		145,000	100,322
Warnermedia Holdings, Inc.:
3.755% 3/15/27		973,000	922,707
4.054% 3/15/29		337,000	310,308
4.279% 3/15/32		22,816,000	19,968,739
4.693% 5/17/33 (Reg. S)	EUR	350,000	377,618
5.05% 3/15/42		738,000	609,908
5.141% 3/15/52		3,903,000	3,081,063
Ziggo BV 4.875% 1/15/30 (b)		450,000	401,078
			79,418,466
Wireless Telecommunication Services - 0.4%
AXIAN Telecom 7.375% 2/16/27 (b)		265,000	257,935
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		1,610,000	1,535,071
CT Trust 5.125% 2/3/32 (b)		305,000	264,969
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)		525,000	493,829
Millicom International Cellular SA:
4.5% 4/27/31(b)		165,000	141,096
5.125% 1/15/28(b)		693,000	657,449
6.25% 3/25/29(b)		1,440,000	1,398,240
7.375% 4/2/32(b)		105,000	102,905
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		145,000	144,072
T-Mobile U.S.A., Inc.:
3.75% 4/15/27		1,250,000	1,198,770
3.875% 4/15/30		2,100,000	1,951,854
4.375% 4/15/40		269,000	233,869
4.5% 4/15/50		528,000	439,646
5.05% 7/15/33		8,000,000	7,789,446
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(e)	GBP	106,000	132,639
6.25% 10/3/78 (Reg. S)(e)		427,000	425,646
VTR Comunicaciones SpA:
4.375% 4/15/29(b)		70,000	51,341
5.125% 1/15/28(b)		315,000	239,498
			17,458,275
TOTAL COMMUNICATION SERVICES			115,580,202

CONSUMER DISCRETIONARY - 1.3%
Automobile Components - 0.1%
Dana, Inc. 4.5% 2/15/32		185,000	156,887
Hertz Corp.:
4.625% 12/1/26(b)		160,000	124,226
5% 12/1/29(b)		100,000	66,040
Macquarie AirFinance Holdings:
6.4% 3/26/29(b)		75,000	75,788
8.125% 3/30/29(b)		165,000	173,740
8.375% 5/1/28(b)		860,000	904,334
Metalsa SA de CV 3.75% 5/4/31 (b)		205,000	166,563
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	300,000	328,767
Schaeffler AG 4.75% 8/14/29 (Reg. S)	EUR	300,000	327,859
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	200,000	207,789
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	400,000	402,991
ZF North America Capital, Inc. 6.875% 4/14/28 (b)		650,000	661,341
			3,596,325
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)		245,000	236,303
Ford Motor Co. 3.25% 2/12/32		4,000,000	3,287,670
McLaren Finance PLC 7.5% 8/1/26 (b)		255,000	220,065
Rivian Holdco & Rivian LLC & Rivian Automotive LLC CME Term SOFR 6 Month Index + 6.020% 11.3101% 10/15/26 (b)(e)(f)		350,000	344,085
Thor Industries, Inc. 4% 10/15/29 (b)		240,000	209,271
			4,297,394
Broadline Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		135,000	111,173
JD.com, Inc. 3.375% 1/14/30		380,000	343,781
John Lewis PLC 6.125% 1/21/25	GBP	1,656,000	2,108,580
Kohl's Corp. 4.25% 7/17/25		25,000	24,362
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	339,000	414,723
Match Group Holdings II LLC:
3.625% 10/1/31(b)(c)		290,000	241,540
4.125% 8/1/30(b)		855,000	743,306
Nordstrom, Inc. 4.375% 4/1/30 (c)		650,000	591,007
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	100,000	87,471
3.061% 7/13/31(b)		75,000	60,717
3.68% 1/21/30(b)		170,000	148,092
4.027% 8/3/50(b)		270,000	175,838
4.193% 1/19/32(b)		85,000	73,386
			5,123,976
Distributors - 0.0%
The Gates Corp. 6.875% 7/1/29 (b)(d)		280,000	282,689

Diversified Consumer Services - 0.0%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)		655,000	651,777
Service Corp. International 5.125% 6/1/29 (c)		850,000	816,921
Sotheby's 7.375% 10/15/27 (b)(c)		260,000	226,316
TKC Holdings, Inc.:
6.875% 5/15/28(b)		320,000	312,581
10.5% 5/15/29(b)		390,000	384,323
			2,391,918
Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 3.875% 1/15/28 (b)		655,000	608,493
Aramark Services, Inc. 5% 2/1/28 (b)(c)		830,000	793,564
Bimbo Bakeries U.S.A., Inc.:
5.375% 1/9/36(b)		75,000	72,703
6.4% 1/15/34(b)		155,000	162,750
Boyd Gaming Corp. 4.75% 12/1/27 (c)		650,000	618,703
Caesars Entertainment, Inc.:
4.625% 10/15/29(b)		700,000	632,391
6.5% 2/15/32(b)(c)		620,000	613,088
Carnival Corp. 7.625% 3/1/26 (b)		735,000	738,985
Churchill Downs, Inc. 5.75% 4/1/30 (b)		505,000	484,382
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)		600,000	530,335
Garden SpinCo Corp. 8.625% 7/20/30 (b)		75,000	80,131
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		265,000	229,888
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		565,000	479,173
5.875% 4/1/29(b)		1,095,000	1,085,567
Hilton Grand Vacations Borrower Escrow LLC:
5% 6/1/29(b)(c)		500,000	461,763
6.625% 1/15/32(b)		50,000	49,742
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	254,000	299,352
Life Time, Inc. 5.75% 1/15/26 (b)		250,000	248,561
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		250,000	235,350
McDonald's Corp. 3.5% 7/1/27		353,000	336,803
Meituan:
2.125% 10/28/25(b)		125,000	118,945
3.05% 10/28/30(b)		155,000	133,155
Melco Resorts Finance Ltd.:
5.375% 12/4/29(b)		270,000	242,366
5.75% 7/21/28(b)		405,000	377,422
MGM Resorts International 5.75% 6/15/25		310,000	309,184
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		200,000	197,136
NCL Corp. Ltd. 8.375% 2/1/28 (b)		435,000	454,016
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)		100,000	102,518
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(b)		165,000	161,664
5.5% 8/31/26(b)		1,755,000	1,729,153
5.5% 4/1/28(b)		1,355,000	1,323,718
6.25% 3/15/32(b)		215,000	214,020
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	249,000	287,692
3.375% 10/16/25 (Reg. S)	GBP	1,045,000	1,288,152
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)(c)		1,755,000	1,708,230
Yum! Brands, Inc.:
3.625% 3/15/31(c)		890,000	775,103
4.625% 1/31/32(c)		750,000	683,155
			18,867,353
Household Durables - 0.1%
Century Communities, Inc. 3.875% 8/15/29 (b)		215,000	190,826
LGI Homes, Inc. 8.75% 12/15/28 (b)		145,000	150,552
Newell Brands, Inc. 6.875% 4/1/36 (c)(g)		285,000	253,058
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)		1,190,000	999,687
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	648,000	629,301
TopBuild Corp. 4.125% 2/15/32 (b)		385,000	335,908
Vestel Elektonik Sanayi ve Ticaret A/S 9.75% 5/15/29 (b)		200,000	199,500
			2,758,832
Leisure Products - 0.0%
Amer Sports Co. 6.75% 2/16/31 (b)(c)		700,000	697,400

Specialty Retail - 0.3%
Asbury Automotive Group, Inc.:
4.625% 11/15/29(b)(c)		1,070,000	984,418
5% 2/15/32(b)		325,000	290,928
AutoNation, Inc. 4.75% 6/1/30		156,000	148,480
AutoZone, Inc. 4% 4/15/30		1,110,000	1,040,391
Bath & Body Works, Inc.:
6.625% 10/1/30(b)(c)		1,150,000	1,151,553
6.875% 11/1/35		585,000	590,004
Carvana Co.:
5.625% 10/1/25(b)		370,000	356,967
12% 12/1/28 pay-in-kind(b)(e)		225,000	235,210
13% 6/1/30 pay-in-kind(b)(e)		250,000	257,299
Champions Financing, Inc. 8.75% 2/15/29 (b)		460,000	472,909
Gap, Inc. 3.875% 10/1/31 (b)		680,000	564,476
Hudson Automotive Group 8% 5/15/32 (b)(c)		140,000	144,282
LBM Acquisition LLC 6.25% 1/15/29 (b)		525,000	474,066
LCM Investments Holdings 4.875% 5/1/29 (b)		80,000	74,334
Lowe's Companies, Inc.:
3.35% 4/1/27		149,000	142,007
3.75% 4/1/32		459,000	415,117
4.25% 4/1/52		1,870,000	1,469,032
4.45% 4/1/62		2,116,000	1,642,186
O'Reilly Automotive, Inc. 4.2% 4/1/30		246,000	233,082
Sally Holdings LLC 6.75% 3/1/32 (c)		235,000	230,524
Staples, Inc.:
7.5% 4/15/26(b)		250,000	249,955
10.75% 4/15/27(b)		385,000	342,772
10.75% 9/1/29(b)(d)		450,000	435,423
			11,945,415
Textiles, Apparel & Luxury Goods - 0.2%
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		65,000	58,338
Levi Strauss & Co. 3.5% 3/1/31 (b)		765,000	661,227
Tapestry, Inc.:
7% 11/27/26		896,000	919,959
7.05% 11/27/25		332,000	337,492
7.35% 11/27/28		1,433,000	1,483,926
7.7% 11/27/30		1,598,000	1,669,670
7.85% 11/27/33		1,598,000	1,684,500
The William Carter Co. 5.625% 3/15/27 (b)		580,000	569,572
			7,384,684
TOTAL CONSUMER DISCRETIONARY			57,345,986

CONSUMER STAPLES - 0.9%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
4.35% 6/1/40		720,000	633,011
4.5% 6/1/50		1,000,000	885,330
4.75% 4/15/58		613,000	539,319
5.45% 1/23/39		800,000	802,435
5.55% 1/23/49		1,824,000	1,826,900
5.8% 1/23/59 (Reg. S)		1,933,000	2,003,356
Central American Bottling Corp. 5.25% 4/27/29 (b)		235,000	220,079
Molson Coors Beverage Co. 5% 5/1/42		2,945,000	2,693,349
The Coca-Cola Co.:
3.375% 3/25/27		1,279,000	1,232,499
3.45% 3/25/30		713,000	661,315
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		700,000	646,824
			12,144,417
Consumer Staples Distribution & Retail - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
4.875% 2/15/30(b)		500,000	467,699
6.5% 2/15/28(b)(c)		350,000	352,533
C&S Group Enterprises LLC 5% 12/15/28 (b)		350,000	258,641
KeHE Distributor / Nextwave 9% 2/15/29 (b)		475,000	481,140
Minerva Luxembourg SA 8.875% 9/13/33 (b)		125,000	130,371
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		270,000	265,528
REWE International Finance 4.875% 9/13/30 (Reg. S)	EUR	400,000	448,956
Sigma Holdco BV 7.875% 5/15/26 (b)		55,000	53,488
Sysco Corp.:
5.95% 4/1/30		471,000	488,851
6.6% 4/1/50		710,000	791,204
Tesco Corporate Treasury Services PLC 2.75% 4/27/30 (Reg. S)	GBP	380,000	426,629
U.S. Foods, Inc.:
4.625% 6/1/30(b)		790,000	725,441
7.25% 1/15/32(b)		180,000	185,771
United Natural Foods, Inc. 6.75% 10/15/28 (b)		59,000	48,693
			5,124,945
Food Products - 0.1%
Adecoagro SA 6% 9/21/27 (b)		225,000	217,828
Camposol SA 6% 2/3/27 (b)		130,000	105,625
Darling Ingredients, Inc.:
5.25% 4/15/27(b)		640,000	622,764
6% 6/15/30(b)(c)		110,000	107,525
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)		925,000	816,902
MARB BondCo PLC 3.95% 1/29/31 (b)		160,000	129,400
Pilgrim's Pride Corp. 4.25% 4/15/31 (c)		500,000	450,061
Post Holdings, Inc. 5.625% 1/15/28 (b)		1,000,000	977,060
			3,427,165
Household Products - 0.0%
Central Garden & Pet Co. 4.125% 4/30/31 (b)		500,000	437,301
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/33 (Reg. S)	EUR	378,000	407,697
			844,998
Personal Care Products - 0.0%
Prestige Brands, Inc. 3.75% 4/1/31 (b)		500,000	428,726

Tobacco - 0.4%
Altria Group, Inc.:
3.875% 9/16/46		1,521,000	1,100,698
4.25% 8/9/42		932,000	741,105
4.5% 5/2/43		632,000	517,332
4.8% 2/14/29		173,000	169,654
5.95% 2/14/49		600,000	586,053
BAT Capital Corp.:
4.7% 4/2/27		1,252,000	1,230,253
4.906% 4/2/30		1,500,000	1,456,690
5.282% 4/2/50		1,500,000	1,275,647
5.834% 2/20/31		79,000	80,017
6% 2/20/34		5,000,000	5,052,221
6.421% 8/2/33		1,137,000	1,187,231
BAT International Finance PLC 4.125% 4/12/32 (Reg. S)	EUR	582,000	615,762
Imperial Brands Finance Netherlands BV 5.25% 2/15/31 (Reg. S)	EUR	602,000	679,244
Imperial Tobacco Finance PLC:
4.25% 7/21/25(b)		1,564,000	1,536,893
6.125% 7/27/27(b)		764,000	775,338
Reynolds American, Inc. 7.25% 6/15/37		75,000	80,768
			17,084,906
TOTAL CONSUMER STAPLES			39,055,157

ENERGY - 3.6%
Energy Equipment & Services - 0.1%
CGG SA 8.75% 4/1/27 (b)		500,000	478,870
Guara Norte SARL 5.198% 6/15/34 (b)		192,778	175,259
Kodiak Gas Services LLC 7.25% 2/15/29 (b)		325,000	329,934
Oleoducto Central SA 4% 7/14/27 (b)		195,000	179,693
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		540,000	566,807
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		410,000	412,099
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		200,000	204,100
Technip Energies NV 1.125% 5/28/28	EUR	112,000	109,147
The Oil and Gas Holding Co.:
7.5% 10/25/27(b)		240,000	243,792
8.375% 11/7/28(b)		80,000	85,097
Transocean, Inc.:
8% 2/1/27(b)		250,000	251,006
8.25% 5/15/29(b)		460,000	460,109
8.5% 5/15/31(b)		475,000	474,516
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)(c)		230,000	230,260
Valaris Ltd. 8.375% 4/30/30 (b)		280,000	289,408
Vallourec SA 7.5% 4/15/32 (b)		315,000	324,121
Yinson Boronia Production BV 8.947% 7/31/42 (b)		400,000	402,800
			5,217,018
Oil, Gas & Consumable Fuels - 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27 (b)		1,555,000	1,537,300
Baytex Energy Corp. 7.375% 3/15/32 (b)		285,000	288,298
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
7% 7/15/29(b)		80,000	80,839
7.25% 7/15/32(b)		80,000	81,509
California Resources Corp. 8.25% 6/15/29 (b)(d)		345,000	345,534
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		200,000	189,927
Canacol Energy Ltd. 5.75% 11/24/28 (b)		435,000	228,234
Canadian Natural Resources Ltd.:
2.05% 7/15/25		5,400,000	5,184,758
3.85% 6/1/27		2,700,000	2,589,603
3.9% 2/1/25		525,000	518,601
5.85% 2/1/35		525,000	521,802
Cenovus Energy, Inc.:
3.75% 2/15/52		210,000	149,254
5.25% 6/15/37		717,000	675,483
5.4% 6/15/47		146,000	134,791
6.75% 11/15/39		58,000	62,175
Cheniere Energy Partners LP:
3.25% 1/31/32		705,000	597,512
5.75% 8/15/34(b)		270,000	268,199
Chesapeake Energy Corp. 6.75% 4/15/29 (b)		700,000	701,837
CNX Midstream Partners LP 4.75% 4/15/30 (b)		715,000	643,062
Columbia Pipeline Group, Inc. 5.8% 6/1/45		10,000	9,823
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30(b)		290,000	294,265
6.036% 11/15/33(b)		781,000	796,068
6.497% 8/15/43(b)		233,000	242,966
6.544% 11/15/53(b)		420,000	445,013
6.714% 8/15/63(b)		252,000	267,581
Comstock Resources, Inc.:
5.875% 1/15/30(b)		250,000	230,448
6.75% 3/1/29(b)(c)		250,000	241,821
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)		350,000	345,187
CVR Energy, Inc.:
5.75% 2/15/28(b)		590,000	544,528
8.5% 1/15/29(b)		675,000	677,886
DCP Midstream Operating LP 5.125% 5/15/29		659,000	648,748
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)		880,000	899,831
Ecopetrol SA:
4.625% 11/2/31		160,000	129,520
8.875% 1/13/33		385,000	394,144
EG Global Finance PLC 12% 11/30/28 (b)		1,355,000	1,403,414
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		565,000	480,504
Empresa Nacional de Petroleo 6.15% 5/10/33 (b)		50,000	49,828
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		455,000	459,396
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)		295,000	280,005
Energean PLC 6.5% 4/30/27 (b)		485,000	457,113
Energy Transfer LP:
3.75% 5/15/30		481,000	439,972
4.95% 6/15/28		494,000	486,017
5% 5/15/50		4,089,000	3,471,065
5.25% 4/15/29		350,000	347,973
5.4% 10/1/47		1,023,000	918,587
5.625% 5/1/27(b)		1,100,000	1,096,596
5.75% 2/15/33		4,000,000	3,999,399
5.8% 6/15/38		275,000	266,753
6% 6/15/48		1,279,000	1,236,265
6.125% 12/15/45		100,000	98,609
6.25% 4/15/49		241,000	240,025
6.55% 12/1/33		5,000,000	5,270,108
7.375% 2/1/31(b)		185,000	192,061
EnLink Midstream LLC 5.625% 1/15/28 (b)		460,000	454,446
EnLink Midstream Partners LP:
5.05% 4/1/45		145,000	118,476
5.45% 6/1/47		305,000	264,821
5.6% 4/1/44		510,000	447,728
EQM Midstream Partners LP:
4.75% 1/15/31(b)(c)		70,000	64,280
5.5% 7/15/28(c)		455,000	446,154
6.5% 7/15/48(c)		275,000	275,150
7.5% 6/1/27(b)		355,000	362,699
Exxon Mobil Corp. 3.482% 3/19/30		3,150,000	2,922,598
FEL Energy VI SARL 5.75% 12/1/40 (b)		117,607	107,574
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(b)		137,768	116,594
2.625% 3/31/36(b)		450,000	361,013
GeoPark Ltd. 5.5% 1/17/27 (b)		205,000	185,141
Global Partners LP/GLP Finance Corp. 7% 8/1/27		850,000	852,966
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)		355,000	337,583
Harvest Midstream I LP 7.5% 5/15/32 (b)		435,000	440,899
Hess Corp.:
5.6% 2/15/41		549,000	547,686
5.8% 4/1/47		874,000	876,203
7.125% 3/15/33		201,000	225,658
7.3% 8/15/31		2,102,000	2,345,985
Hess Midstream Operations LP:
5.125% 6/15/28(b)		565,000	544,288
5.625% 2/15/26(b)		295,000	293,139
6.5% 6/1/29(b)		350,000	353,920
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.25% 11/1/28(b)		190,000	187,576
6.25% 4/15/32(b)		1,000,000	958,592
KazMunaiGaz National Co.:
3.5% 4/14/33(b)		155,000	125,993
5.375% 4/24/30(b)		30,000	29,031
5.75% 4/19/47(b)		80,000	68,134
Kinder Morgan Energy Partners LP 6.55% 9/15/40		1,365,000	1,409,274
Kinder Morgan, Inc. 5.55% 6/1/45		415,000	389,506
Kinetik Holdings LP:
5.875% 6/15/30(b)(c)		370,000	360,561
6.625% 12/15/28(b)		395,000	399,167
Kosmos Energy Ltd.:
7.125% 4/4/26(b)		625,000	611,338
7.5% 3/1/28(b)		120,000	113,881
7.75% 5/1/27(b)		120,000	116,833
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (b)		215,000	210,488
Matador Resources Co. 6.5% 4/15/32 (b)		390,000	389,240
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		394,562	354,982
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)		275,000	265,939
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29 (b)		215,000	223,063
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		50,000	50,255
MPLX LP:
4.8% 2/15/29		175,000	171,319
4.875% 12/1/24		272,000	271,011
4.95% 9/1/32		1,463,000	1,392,381
5% 3/1/33		2,000,000	1,900,380
5.5% 2/15/49		525,000	485,856
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		435,000	377,463
NAK Naftogaz Ukraine:
7.625% 11/8/28(b)		100,000	64,855
7.65% (Reg. S)(h)		256,500	220,590
New Fortress Energy, Inc.:
6.5% 9/30/26(b)(c)		1,790,000	1,684,830
8.75% 3/15/29(b)(c)		365,000	350,349
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)		250,000	254,176
Occidental Petroleum Corp.:
5.55% 3/15/26		831,000	829,945
6.2% 3/15/40		700,000	704,339
6.45% 9/15/36		600,000	624,984
6.6% 3/15/46		807,000	844,228
6.625% 9/1/30		8,000,000	8,357,200
7.5% 5/1/31		927,000	1,020,186
Ovintiv, Inc.:
5.15% 11/15/41		1,916,000	1,662,356
6.625% 8/15/37		350,000	362,228
7.375% 11/1/31		435,000	473,707
8.125% 9/15/30		1,083,000	1,218,028
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28		400,000	390,858
Permian Resources Operating LLC:
5.875% 7/1/29(b)		95,000	92,744
7% 1/15/32(b)		635,000	648,722
Petroleos de Venezuela SA:
5.375%(h)		200,000	23,500
5.5%(h)		15,000	1,770
6%(b)(h)		480,000	57,600
6%(b)(h)		385,000	45,430
9.75%(b)(h)		50,000	6,825
12.75%(b)(h)		51,667	7,543
Petroleos Mexicanos:
5.35% 2/12/28		150,000	132,300
5.95% 1/28/31		19,595,000	15,861,173
6.35% 2/12/48		3,548,000	2,288,283
6.49% 1/23/27		570,000	542,298
6.5% 3/13/27		265,000	250,001
6.5% 6/2/41		85,000	58,863
6.625% 6/15/35		870,000	667,725
6.7% 2/16/32		2,210,000	1,856,179
6.75% 9/21/47		13,070,000	8,711,286
6.84% 1/23/30		3,992,000	3,530,086
6.875% 8/4/26		200,000	195,080
6.95% 1/28/60		1,224,000	815,674
7.69% 1/23/50		3,735,000	2,711,237
Petronas Capital Ltd.:
3.404% 4/28/61(b)		205,000	136,223
3.5% 4/21/30(b)		105,000	95,960
Petrorio Luxembourg Holding SA 6.125% 6/9/26 (b)		90,000	88,228
Phillips 66 Co. 3.85% 4/9/25		125,000	123,180
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,767,000	4,331,557
3.6% 11/1/24		266,000	263,530
Prairie Acquiror LP 9% 8/1/29 (b)		495,000	508,698
PT Adaro Indonesia 4.25% 10/31/24 (b)		280,000	276,693
PT Pertamina Persero 4.175% 1/21/50 (b)		100,000	76,469
QatarEnergy:
1.375% 9/12/26(b)		350,000	320,884
2.25% 7/12/31(b)		540,000	446,823
3.125% 7/12/41(b)		535,000	393,455
3.3% 7/12/51(b)		400,000	275,548
Rockies Express Pipeline LLC:
4.8% 5/15/30(b)		550,000	502,397
4.95% 7/15/29(b)		285,000	263,979
6.875% 4/15/40(b)		110,000	104,535
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		340,000	316,278
Sabine Pass Liquefaction LLC 4.5% 5/15/30		1,622,000	1,549,253
Saudi Arabian Oil Co.:
2.25% 11/24/30(b)		445,000	371,620
3.25% 11/24/50(b)		345,000	228,952
3.5% 4/16/29(b)		560,000	520,016
3.5% 11/24/70(b)		135,000	85,878
4.25% 4/16/39(b)		620,000	530,875
4.375% 4/16/49(b)		95,000	76,713
Sinopec Group Overseas Development Ltd. 2.7% 5/13/30 (b)		100,000	89,204
Southwestern Energy Co. 5.375% 2/1/29		975,000	937,675
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29(c)		150,000	137,647
5.875% 3/15/28		110,000	108,211
6% 4/15/27		705,000	698,820
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(b)		380,000	362,450
6% 3/1/27(b)		555,000	543,425
6% 12/31/30(b)		680,000	640,860
Talos Production, Inc. 9% 2/1/29 (b)		95,000	99,662
Teine Energy Ltd. 6.875% 4/15/29 (b)		100,000	97,768
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		285,000	232,785
The Williams Companies, Inc.:
3.5% 11/15/30		1,727,000	1,554,856
4.55% 6/24/24		70,000	69,937
4.65% 8/15/32		3,526,000	3,341,271
5.3% 8/15/52		346,000	319,292
5.4% 3/2/26		823,000	821,486
5.75% 6/24/44		35,000	34,309
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		207,000	185,238
Tullow Oil PLC:
7% 3/1/25(b)		175,000	169,141
10.25% 5/15/26(b)		397,000	383,562
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(b)		225,000	202,636
3.875% 11/1/33(b)		185,000	155,183
Venture Global LNG, Inc. 8.125% 6/1/28 (b)		550,000	562,097
Western Midstream Operating LP:
4.05% 2/1/30		6,000,000	5,553,800
4.5% 3/1/28		200,000	192,657
4.65% 7/1/26		138,000	134,851
4.75% 8/15/28		168,000	163,457
			153,214,703
TOTAL ENERGY			158,431,721

FINANCIALS - 10.3%
Banks - 4.8%
ABN AMRO Bank NV 3.875% 1/15/32 (Reg. S)	EUR	500,000	540,427
Access Bank PLC 6.125% 9/21/26 (b)		185,000	175,841
AIB Group PLC:
2.25% 4/4/28 (Reg. S)(e)	EUR	1,000,000	1,034,728
5.25% 10/23/31 (Reg. S)(e)	EUR	125,000	144,254
6.608% 9/13/29(b)(e)		434,000	446,223
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/35 (e)		400,000	399,884
Banco Do Brasil SA 6% 3/18/31 (b)		165,000	160,991
Bank of America Corp.:
2.299% 7/21/32(e)		1,880,000	1,529,949
3.705% 4/24/28(e)		528,000	504,000
4.376% 4/27/28(e)		10,000,000	9,730,183
5.015% 7/22/33(e)		13,317,000	12,975,026
5.288% 4/25/34(e)		11,000,000	10,829,232
5.872% 9/15/34(e)		4,000,000	4,090,160
Bank of Ireland Group PLC 5.601% 3/20/30 (b)(e)		400,000	395,158
Barclays PLC:
5.088% 6/20/30(e)		1,421,000	1,371,405
5.2% 5/12/26		1,318,000	1,301,451
5.262% 1/29/34 (Reg. S)(e)	EUR	821,000	954,989
5.69% 3/12/30(e)		3,094,000	3,092,004
5.829% 5/9/27(e)		2,370,000	2,370,653
6.224% 5/9/34(e)		3,576,000	3,660,322
6.49% 9/13/29(e)		2,400,000	2,481,289
6.692% 9/13/34(e)		2,000,000	2,122,688
8.407% 11/14/32 (Reg. S)(e)	GBP	317,000	426,735
BNP Paribas SA:
2.159% 9/15/29(b)(e)		532,000	462,951
2.219% 6/9/26(b)(e)		1,520,000	1,466,624
2.5% 3/31/32 (Reg. S)(e)	EUR	300,000	309,090
4.125% 5/24/33 (Reg. S)	EUR	500,000	563,700
BPCE SA:
1.5% 1/13/42 (Reg. S)(e)	EUR	400,000	398,731
5.716% 1/18/30(b)(e)		250,000	249,861
Citigroup, Inc.:
3.07% 2/24/28(e)		2,000,000	1,881,725
4.3% 11/20/26		6,314,000	6,160,183
4.4% 6/10/25		933,000	921,045
4.412% 3/31/31(e)		2,221,000	2,108,990
4.45% 9/29/27		4,372,000	4,255,546
4.91% 5/24/33(e)		11,224,000	10,763,426
6.27% 11/17/33(e)		2,000,000	2,096,896
Commerzbank AG:
4.875% 10/16/34 (Reg. S)(e)	EUR	200,000	216,194
8.625% 2/28/33 (Reg. S)(e)	GBP	200,000	269,320
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(e)		517,000	463,940
Cooperatieve Rabobank UA:
3.822% 7/26/34 (Reg. S)	EUR	100,000	108,405
4% 1/10/30 (Reg. S)	EUR	600,000	660,946
4.375% 8/4/25		500,000	491,292
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(e)	GBP	615,000	719,811
4.75% 6/21/30 (Reg. S)(e)	EUR	545,000	611,837
DNB Bank ASA 0.25% 2/23/29 (Reg. S) (e)	EUR	279,000	265,585
First Citizens Bank & Trust Co. 6.125% 3/9/28		210,000	214,769
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26(b)(c)		730,000	686,019
8% 6/15/27(b)(c)		240,000	249,102
HSBC Holdings PLC:
4.787% 3/10/32 (Reg. S)(e)	EUR	547,000	619,997
4.856% 5/23/33 (Reg. S)(e)	EUR	640,000	733,022
4.95% 3/31/30		298,000	291,797
6.8% 9/14/31(e)	GBP	139,000	188,308
8.201% 11/16/34 (Reg. S)(e)	GBP	225,000	310,973
ING Groep NV:
4.5% 5/23/29 (Reg. S)(e)	EUR	400,000	443,187
4.75% 5/23/34 (Reg. S)(e)	EUR	1,200,000	1,382,142
Intesa Sanpaolo SpA:
4.198% 6/1/32(b)(e)		242,000	204,416
5.017% 6/26/24(b)		200,000	199,741
5.71% 1/15/26(b)		3,773,000	3,736,527
6.625% 6/20/33(b)		599,000	619,487
JPMorgan Chase & Co.:
2.956% 5/13/31(e)		880,000	765,646
3.761% 3/21/34 (Reg. S)(e)	EUR	251,000	269,345
3.882% 7/24/38(e)		1,000,000	855,725
4.323% 4/26/28(e)		5,000,000	4,863,440
4.452% 12/5/29(e)		5,500,000	5,319,620
4.493% 3/24/31(e)		3,000,000	2,881,051
4.586% 4/26/33(e)		2,682,000	2,538,737
4.912% 7/25/33(e)		9,234,000	8,948,770
5.299% 7/24/29(e)		6,500,000	6,492,651
5.35% 6/1/34(e)		14,000,000	13,887,902
5.717% 9/14/33(e)		2,700,000	2,730,810
Jyske Bank A/S 5.125% 5/1/35 (Reg. S) (e)	EUR	223,000	246,233
KBC Group NV 6.324% 9/21/34 (b)(e)		913,000	944,142
Lloyds Banking Group PLC:
1.985% 12/15/31(e)	GBP	459,000	532,587
4.5% 1/11/29 (Reg. S)(e)	EUR	260,000	288,538
4.75% 9/21/31 (Reg. S)(e)	EUR	925,000	1,043,563
Magyar Export-Import Bank 6.125% 12/4/27 (b)		75,000	75,399
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(e)	GBP	638,000	744,641
3.073% 5/22/28(e)		951,000	887,831
3.622% 8/14/30 (Reg. S)(e)	GBP	237,000	294,897
4.771% 2/16/29 (Reg. S)(e)	EUR	592,000	659,717
5.847% 3/2/27(e)		3,394,000	3,403,150
7.416% 6/6/33 (Reg. S)(e)	GBP	341,000	450,714
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	626,000	689,525
Societe Generale:
1.038% 6/18/25(b)(e)		3,800,000	3,791,497
1.488% 12/14/26(b)(e)		1,953,000	1,825,099
4.75% 11/24/25(b)		470,000	461,296
6.691% 1/10/34(b)(e)		798,000	833,484
Synchrony Bank:
5.4% 8/22/25		1,384,000	1,370,659
5.625% 8/23/27		1,253,000	1,235,585
UniCredit SpA:
5.861% 6/19/32(b)(e)		80,000	78,342
7.296% 4/2/34(b)(e)		205,000	210,725
Virgin Money UK PLC 7.625% 8/23/29 (Reg. S) (e)	GBP	586,000	803,797
Wells Fargo & Co.:
2.879% 10/30/30(e)		5,000,000	4,404,972
3.526% 3/24/28(e)		2,047,000	1,946,307
4.478% 4/4/31(e)		3,026,000	2,881,633
4.897% 7/25/33(e)		7,711,000	7,378,872
5.013% 4/4/51(e)		2,194,000	2,000,526
5.389% 4/24/34(e)		2,133,000	2,099,276
5.499% 1/23/35(e)		686,000	680,057
5.557% 7/25/34(e)		2,000,000	1,991,049
5.574% 7/25/29(e)		6,500,000	6,536,744
6.303% 10/23/29(e)		2,000,000	2,069,610
Western Alliance Bancorp. 3% 6/15/31 (e)		105,000	93,975
Westpac Banking Corp. 4.11% 7/24/34 (e)		744,000	683,869
			209,255,185
Capital Markets - 2.6%
Ares Capital Corp. 3.875% 1/15/26		2,603,000	2,510,527
AssuredPartners, Inc. 5.625% 1/15/29 (b)		500,000	465,292
Athene Global Funding:
5.339% 1/15/27(b)		4,562,000	4,620,227
5.583% 1/9/29(b)		2,040,000	2,038,595
Blackstone Private Credit Fund:
4.7% 3/24/25		3,937,000	3,894,721
7.05% 9/29/25		1,775,000	1,792,134
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(e)	EUR	700,000	744,375
4.5% 4/1/25		3,804,000	3,754,140
6.125% 12/12/30 (Reg. S)(e)	GBP	900,000	1,153,981
Deutsche Bank AG New York Branch:
4.1% 1/13/26		1,100,000	1,072,353
5.882% 7/8/31(e)		5,000,000	4,893,336
6.72% 1/18/29(e)		980,000	1,011,912
6.819% 11/20/29(e)		2,377,000	2,467,437
Goldman Sachs Group, Inc.:
2.383% 7/21/32(e)		4,922,000	4,017,535
3.102% 2/24/33(e)		8,272,000	7,020,510
3.691% 6/5/28(e)		4,660,000	4,437,042
3.75% 5/22/25		525,000	515,897
3.8% 3/15/30		3,630,000	3,371,051
3.814% 4/23/29(e)		6,025,000	5,689,904
4.017% 10/31/38(e)		1,000,000	848,721
4.223% 5/1/29(e)		2,500,000	2,396,557
6.75% 10/1/37		278,000	301,725
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		555,000	513,862
LPL Holdings, Inc. 4% 3/15/29 (b)		710,000	658,192
Moody's Corp.:
3.25% 1/15/28		10,000	9,462
3.75% 3/24/25		1,044,000	1,029,314
Morgan Stanley:
3.622% 4/1/31(e)		2,099,000	1,915,957
3.955% 3/21/35 (Reg. S)(e)	EUR	270,000	290,597
4.431% 1/23/30(e)		2,242,000	2,159,581
4.656% 3/2/29(e)	EUR	279,000	311,156
4.889% 7/20/33(e)		5,947,000	5,698,470
5.164% 4/20/29(e)		6,000,000	5,959,584
5.424% 7/21/34(e)		7,000,000	6,927,480
5.449% 7/20/29(e)		1,318,000	1,322,613
5.831% 4/19/35(e)		6,000,000	6,119,850
StoneX Group, Inc. 7.875% 3/1/31 (b)		200,000	204,678
UBS Group AG:
1.494% 8/10/27(b)(e)		1,190,000	1,087,520
2.125% 11/15/29 (Reg. S)(e)	GBP	385,000	428,176
2.593% 9/11/25(b)(e)		2,086,000	2,067,113
3.75% 3/26/25		1,200,000	1,181,349
3.869% 1/12/29(b)(e)		1,570,000	1,482,007
4.125% 9/24/25(b)		500,000	489,597
4.125% 6/9/33 (Reg. S)(e)	EUR	378,000	411,832
4.194% 4/1/31(b)(e)		2,010,000	1,868,434
4.55% 4/17/26		388,000	381,478
4.75% 3/17/32 (Reg. S)(e)	EUR	1,093,000	1,236,363
5.428% 2/8/30(b)(e)		5,000,000	4,977,928
6.537% 8/12/33(b)(e)		5,000,000	5,266,054
			113,016,619
Consumer Finance - 1.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		622,000	611,515
2.45% 10/29/26		868,000	807,653
3% 10/29/28		3,909,000	3,531,807
3.3% 1/30/32		2,872,000	2,446,266
4.45% 4/3/26		561,000	550,188
5.75% 6/6/28		2,000,000	2,016,576
6.45% 4/15/27		4,752,000	4,864,288
6.5% 7/15/25		731,000	736,575
Ally Financial, Inc.:
4.75% 6/9/27		2,500,000	2,427,250
5.125% 9/30/24		465,000	463,884
5.75% 11/20/25		1,560,000	1,552,940
5.8% 5/1/25		1,072,000	1,071,274
6.992% 6/13/29(e)		2,000,000	2,066,963
7.1% 11/15/27		2,060,000	2,143,512
8% 11/1/31		2,549,000	2,790,246
Capital One Financial Corp.:
2.636% 3/3/26(e)		1,062,000	1,036,793
3.273% 3/1/30(e)		1,358,000	1,220,366
3.65% 5/11/27		2,746,000	2,620,850
3.8% 1/31/28		877,000	831,205
4.927% 5/10/28(e)		2,786,000	2,742,299
4.985% 7/24/26(e)		1,448,000	1,434,594
5.247% 7/26/30(e)		2,210,000	2,158,804
6.312% 6/8/29(e)		5,000,000	5,103,222
7.624% 10/30/31(e)		7,238,000	7,916,172
Capstone Borrower, Inc. 8% 6/15/30 (b)		125,000	126,975
Discover Financial Services:
3.95% 11/6/24		4,380,000	4,342,183
4.1% 2/9/27		284,000	272,922
4.5% 1/30/26		803,000	787,604
6.7% 11/29/32		361,000	377,279
Encore Capital Group, Inc.:
8.5% 5/15/30(b)		405,000	405,427
9.25% 4/1/29(b)		160,000	166,511
Ford Motor Credit Co. LLC:
4.063% 11/1/24		4,206,000	4,171,810
4.445% 2/14/30	EUR	212,000	230,284
6.8% 5/12/28		2,000,000	2,056,931
6.86% 6/5/26	GBP	304,000	395,837
Navient Corp.:
5.625% 8/1/33(c)		80,000	64,968
6.75% 6/15/26(c)		1,555,000	1,552,080
OneMain Finance Corp.:
3.5% 1/15/27		490,000	453,199
6.875% 3/15/25		795,000	800,670
7.125% 3/15/26		315,000	319,624
7.5% 5/15/31		40,000	40,019
7.875% 3/15/30		410,000	417,696
PRA Group, Inc. 8.875% 1/31/30 (b)		110,000	108,765
Shriram Finance Ltd.:
4.15% 7/18/25(b)		215,000	208,953
6.625% 4/22/27(b)		90,000	89,663
Synchrony Financial:
3.95% 12/1/27		3,042,000	2,847,858
5.15% 3/19/29		1,559,000	1,493,836
			74,876,336
Financial Services - 0.8%
Abu Dhabi Developmental Holding Co. PJSC 5.5% 5/8/34 (b)		200,000	202,385
Block, Inc.:
2.75% 6/1/26		180,000	169,521
6.5% 5/15/32(b)		930,000	938,641
CBRE Global Investors Pan European Core Fund 4.75% 3/27/34 (Reg. S)	EUR	289,000	314,318
Corebridge Financial, Inc.:
3.5% 4/4/25		445,000	436,809
3.65% 4/5/27		1,551,000	1,481,120
3.85% 4/5/29		623,000	580,820
3.9% 4/5/32		6,241,000	5,571,555
4.35% 4/5/42		169,000	139,324
4.4% 4/5/52		498,000	394,593
Cosan Luxembourg SA 7.25% 6/27/31 (b)		120,000	120,750
GGAM Finance Ltd.:
6.875% 4/15/29(b)		290,000	292,224
7.75% 5/15/26(b)		440,000	448,346
8% 2/15/27(b)		275,000	282,967
Gn Bondco LLC 9.5% 10/15/31 (b)(c)		390,000	355,305
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27		830,000	762,563
6.25% 5/15/26		1,580,000	1,540,684
9% 6/15/30(b)		70,000	69,079
Jackson Financial, Inc.:
3.125% 11/23/31		194,000	160,857
5.17% 6/8/27		682,000	674,766
5.67% 6/8/32		734,000	734,754
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27		1,945,000	1,791,094
3% 5/15/32		1,955,000	1,587,786
3.625% 1/15/32		353,000	302,675
5.125% 2/1/28		735,000	722,338
5.5% 1/15/30		1,172,000	1,144,537
5.75% 4/1/33		9,515,000	9,376,935
KfW:
0% 3/31/27 (Reg. S)	EUR	316,000	314,338
0.75% 1/15/29 (Reg. S)	EUR	1,257,000	1,232,411
2.875% 5/29/26 (Reg. S)	EUR	497,000	535,466
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	528,000	498,237
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)		170,000	179,084
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(b)		240,000	214,591
4.375% 11/22/33(b)		120,000	111,637
5.084% 5/22/53(b)		155,000	143,375
5.5% 4/28/33(b)		125,000	127,419
Pine Street Trust I 4.572% 2/15/29 (b)		1,030,000	980,770
Pine Street Trust II 5.568% 2/15/49 (b)		1,000,000	912,005
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		105,000	71,597
Raizen Fuels Finance SA 6.95% 3/5/54 (b)		145,000	146,088
			36,063,764
Insurance - 0.4%
Acrisure LLC / Acrisure Finance, Inc. 6% 8/1/29 (b)		225,000	205,090
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	385,000	542,147
American International Group, Inc. 5.125% 3/27/33		1,500,000	1,472,119
Argentum Netherlands BV:
5.625% 8/15/52 (Reg. S)(e)		393,000	385,535
5.75% 8/15/50 (Reg. S)(e)		775,000	766,188
Cloverie PLC 4.5% 9/11/44 (Reg. S) (e)		1,354,000	1,340,514
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (e)	EUR	300,000	314,278
Five Corners Funding Trust II 2.85% 5/15/30 (b)		6,287,000	5,482,784
Marsh & McLennan Companies, Inc. 4.375% 3/15/29		678,000	660,357
Pacific LifeCorp 5.125% 1/30/43 (b)		950,000	876,725
Pricoa Global Funding I 5.375% 5/15/45 (e)		1,045,000	1,030,721
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (e)		690,000	609,719
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S)(e)	GBP	318,000	346,201
6.75% 12/2/44 (Reg. S)(e)		540,000	537,300
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		150,000	143,705
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(e)		200,000	192,072
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		80,000	79,414
Unum Group:
3.875% 11/5/25		50,000	48,512
4% 6/15/29		852,000	797,840
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (e)		374,000	309,941
			16,141,162
Mortgage Real Estate Investment Trusts - 0.0%
Rithm Capital Corp. 8% 4/1/29 (b)		125,000	121,646

TOTAL FINANCIALS			449,474,712

HEALTH CARE - 1.6%
Biotechnology - 0.2%
Amgen, Inc.:
5.25% 3/2/30		828,000	830,162
5.25% 3/2/33		1,934,000	1,919,292
5.6% 3/2/43		888,000	879,543
5.65% 3/2/53		1,441,000	1,422,182
5.75% 3/2/63		804,000	791,637
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		912,000	544,692
Grifols SA 4.75% 10/15/28 (b)		145,000	126,154
			6,513,662
Health Care Equipment & Supplies - 0.1%
AdaptHealth LLC 5.125% 3/1/30 (b)		500,000	436,730
Avantor Funding, Inc. 4.625% 7/15/28 (b)		335,000	315,240
Embecta Corp. 5% 2/15/30 (b)		250,000	206,750
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)		220,000	220,044
Sotera Health Holdings LLC 7.375% 6/1/31 (b)		235,000	232,975
Teleflex, Inc. 4.25% 6/1/28 (b)		155,000	144,833
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	600,000	657,996
			2,214,568
Health Care Providers & Services - 1.0%
180 Medical, Inc. 3.875% 10/15/29 (b)		590,000	530,661
Akumin, Inc. 8% 8/1/28 (b)		150,000	117,750
Auna SA 10% 12/15/29 (b)		115,000	117,916
Centene Corp.:
2.45% 7/15/28		1,670,000	1,472,508
2.625% 8/1/31		4,800,000	3,905,611
3% 10/15/30		3,000,000	2,550,743
3.375% 2/15/30		815,000	717,501
4.25% 12/15/27		880,000	837,400
4.625% 12/15/29		3,670,000	3,454,832
CHS/Community Health Systems, Inc.:
4.75% 2/15/31(b)		1,110,000	876,434
5.25% 5/15/30(b)		1,395,000	1,157,992
5.625% 3/15/27(b)		625,000	591,970
6.125% 4/1/30(b)		575,000	410,021
6.875% 4/15/29(b)		775,000	606,459
10.875% 1/15/32(b)(d)		470,000	485,625
Cigna Group:
3.05% 10/15/27		500,000	468,003
4.8% 8/15/38		550,000	502,879
CVS Health Corp.:
3% 8/15/26		125,000	118,692
3.625% 4/1/27		375,000	358,522
4.78% 3/25/38		2,092,000	1,860,797
5% 1/30/29		801,000	790,188
5.125% 2/21/30		4,000,000	3,933,453
5.25% 1/30/31		329,000	323,994
DaVita, Inc. 4.625% 6/1/30 (b)		320,000	286,682
HCA Holdings, Inc.:
3.5% 9/1/30		3,709,000	3,318,963
3.625% 3/15/32		195,000	170,388
5.5% 6/1/33		2,000,000	1,977,620
5.625% 9/1/28		1,054,000	1,058,765
5.875% 2/1/29		981,000	995,299
Humana, Inc.:
3.7% 3/23/29		585,000	545,464
5.375% 4/15/31		2,071,000	2,050,619
LifePoint Health, Inc.:
5.375% 1/15/29(b)		433,000	365,491
10% 6/1/32(b)		135,000	135,490
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		98,000	69,596
Modivcare, Inc. 5.875% 11/15/25 (b)		500,000	497,177
Molina Healthcare, Inc. 3.875% 5/15/32 (b)		745,000	630,387
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		500,000	430,770
Radiology Partners, Inc. 7.775% 1/31/29 pay-in-kind (b)(e)		250,000	230,313
Regionalcare Hospital Partners 9.75% 12/1/26 (b)		115,000	115,171
Sabra Health Care LP 3.2% 12/1/31		1,971,000	1,624,253
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)		335,000	337,514
Tenet Healthcare Corp.:
4.625% 6/15/28		1,175,000	1,116,663
5.125% 11/1/27		1,255,000	1,222,867
Toledo Hospital 5.325% 11/15/28		319,000	300,259
U.S. Acute Care Solutions 9.75% 5/15/29 (b)		55,000	53,025
			43,722,727
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)(c)		835,000	755,301

Pharmaceuticals - 0.3%
1375209 BC Ltd. 9% 1/30/28 (b)		250,000	241,542
Bausch Health Companies, Inc.:
4.875% 6/1/28(b)		370,000	271,025
5.25% 1/30/30(b)		240,000	121,800
5.5% 11/1/25(b)		620,000	584,716
Bayer AG 4.625% 5/26/33 (Reg. S)	EUR	200,000	221,245
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		3,209,000	3,130,175
Bayer U.S. Finance LLC:
6.375% 11/21/30(b)		617,000	630,825
6.5% 11/21/33(b)		709,000	725,375
Elanco Animal Health, Inc. 6.65% 8/28/28 (e)		194,000	195,594
Jazz Securities DAC 4.375% 1/15/29 (b)		1,005,000	924,407
Mylan NV 4.55% 4/15/28		450,000	431,702
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(b)		775,000	715,854
5.125% 4/30/31(b)		525,000	463,946
6.75% 5/15/34(b)		120,000	119,569
7.875% 5/15/34(b)		200,000	203,257
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		120,000	115,291
7.875% 9/15/29		215,000	229,188
Utah Acquisition Sub, Inc. 3.95% 6/15/26		1,370,000	1,321,648
Viatris, Inc.:
2.7% 6/22/30		5,003,000	4,212,252
3.85% 6/22/40		437,000	318,999
			15,178,410
TOTAL HEALTH CARE			68,384,668

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		1,040,000	1,032,653
Bombardier, Inc.:
7% 6/1/32(b)(d)		730,000	732,662
7.875% 4/15/27(b)		500,000	500,529
BWX Technologies, Inc. 4.125% 6/30/28 (b)		500,000	460,740
Embraer Netherlands Finance BV:
5.4% 2/1/27		75,000	74,203
6.95% 1/17/28(b)		115,000	117,588
7% 7/28/30(b)		195,000	202,434
Howmet Aerospace, Inc.:
5.95% 2/1/37		300,000	306,872
6.75% 1/15/28(c)		780,000	812,256
Moog, Inc. 4.25% 12/15/27 (b)(c)		730,000	683,509
Rolls-Royce PLC 5.75% 10/15/27 (b)		635,000	634,618
The Boeing Co.:
3.5% 3/1/39		3,000,000	2,124,645
5.15% 5/1/30		6,303,000	6,013,857
5.705% 5/1/40		720,000	661,596
5.805% 5/1/50		1,130,000	1,011,836
5.93% 5/1/60		720,000	635,064
6.259% 5/1/27(b)		766,000	771,084
6.298% 5/1/29(b)		983,000	990,967
6.388% 5/1/31(b)		744,000	752,599
6.528% 5/1/34(b)		796,000	807,079
6.858% 5/1/54(b)		1,199,000	1,216,053
7.008% 5/1/64(b)		1,132,000	1,141,775
TransDigm, Inc. 6.375% 3/1/29 (b)		1,085,000	1,082,646
VistaJet Malta Finance PLC / XO Management Holding, Inc. 6.375% 2/1/30 (b)		1,130,000	907,360
			23,674,625
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(e)		250,000	249,523
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/61 (b)		90,000	65,306
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)(c)		500,000	455,000
Rand Parent LLC 8.5% 2/15/30 (b)(c)		1,375,000	1,344,316
			2,114,145
Building Products - 0.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		940,000	909,192
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		985,000	860,203
Carrier Global Corp.:
4.5% 11/29/32	EUR	164,000	184,491
5.9% 3/15/34		268,000	278,400
6.2% 3/15/54		278,000	298,139
EMRLD Borrower LP / Emerald Co. 6.625% 12/15/30 (b)		1,420,000	1,422,474
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (b)		250,000	227,863
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		240,000	228,889
Sisecam UK PLC 8.625% 5/2/32 (b)		150,000	152,700
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)		1,245,000	1,111,015
			5,673,366
Commercial Services & Supplies - 0.2%
ADT Corp.:
4.125% 8/1/29(b)(c)		180,000	163,489
4.875% 7/15/32(b)		180,000	162,441
Allied Universal Holdco LLC 7.875% 2/15/31 (b)		700,000	697,840
Allied Universal Holdco LLC / Allied Universal Finance Corp. 9.75% 7/15/27 (b)		690,000	684,147
Artera Services LLC 8.5% 2/15/31 (b)		1,350,000	1,379,403
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)		270,000	289,857
Clean Harbors, Inc. 6.375% 2/1/31 (b)		425,000	424,253
CoreCivic, Inc. 8.25% 4/15/29		220,000	229,744
Covanta Holding Corp. 4.875% 12/1/29 (b)		260,000	236,957
GFL Environmental, Inc. 6.75% 1/15/31 (b)		1,205,000	1,229,120
Madison IAQ LLC 5.875% 6/30/29 (b)		475,000	440,267
Stericycle, Inc. 3.875% 1/15/29 (b)		465,000	422,203
The GEO Group, Inc. 8.625% 4/15/29 (b)		490,000	504,360
			6,864,081
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		1,020,000	993,092
ATP Tower Holdings LLC/Andean Tower Partners 4.05% 4/27/26 (b)		300,000	281,222
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(b)		400,000	399,800
6.51% 2/23/42(b)		120,000	123,222
Pike Corp. 8.625% 1/31/31 (b)		500,000	526,641
Railworks Holdings LP 8.25% 11/15/28 (b)		500,000	505,000
			2,828,977
Electrical Equipment - 0.0%
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)(c)		125,000	94,351
Sensata Technologies BV 4% 4/15/29 (b)		50,000	45,421
			139,772
Ground Transportation - 0.1%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	233,000	243,905
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)		345,000	341,002
Mobico Group PLC 4.875% 9/26/31 (Reg. S)	EUR	736,000	762,341
Uber Technologies, Inc. 4.5% 8/15/29 (b)(c)		1,405,000	1,324,534
XPO, Inc.:
6.25% 6/1/28(b)		280,000	279,155
7.125% 2/1/32(b)		150,000	152,746
			3,103,683
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)(c)		455,000	426,653

Machinery - 0.0%
Allison Transmission, Inc. 3.75% 1/30/31 (b)		635,000	550,249
ESAB Corp. 6.25% 4/15/29 (b)		415,000	415,951
TK Elevator Holdco GmbH 7.625% 7/15/28 (b)		375,000	370,811
			1,337,011
Marine Transportation - 0.0%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(b)		155,000	152,191
3.75% 4/6/27(b)		245,000	233,363
Seaspan Corp. 5.5% 8/1/29 (b)		265,000	236,149
			621,703
Passenger Airlines - 0.1%
American Airlines, Inc.:
7.25% 2/15/28(b)		750,000	748,915
8.5% 5/15/29(b)		310,000	319,742
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)		236,667	234,430
Azul Secured Finance LLP:
11.5% 5/28/29(b)		285,000	240,825
11.93% 8/28/28(b)		120,000	121,013
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 5.75% 1/20/26 (b)		245,000	225,916
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		205,000	153,936
United Airlines, Inc. 4.375% 4/15/26 (b)		1,090,000	1,050,281
			3,095,058
Professional Services - 0.0%
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)(c)		800,000	750,309
TriNet Group, Inc.:
3.5% 3/1/29(b)		300,000	264,807
7.125% 8/15/31(b)		180,000	181,700
			1,196,816
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.375% 7/1/25		1,294,000	1,262,337
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		195,000	195,173
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)		275,000	287,362
Foundation Building Materials, Inc. 6% 3/1/29 (b)		130,000	115,226
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	332,000	401,370
			2,261,468
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24(b)		380,000	379,370
4.25% 4/15/26(b)		290,000	280,942
4.375% 5/1/26(b)		880,000	854,675
5.75% 3/1/29(b)		3,000,000	2,978,893
5.75% 11/15/29(b)		135,000	133,994
6.375% 5/4/28(b)		4,704,000	4,769,723
DP World Crescent Ltd. 3.7495% 1/30/30 (b)		170,000	156,041
DP World Ltd. 5.625% 9/25/48 (b)		175,000	164,105
Heathrow Funding Ltd. 6% 3/5/32 (Reg. S)	GBP	505,000	637,148
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	249,000	226,191
			10,581,082
TOTAL INDUSTRIALS			63,918,440

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.0%
HTA Group Ltd.:
7% 12/18/25(b)		150,000	149,834
7.5% 6/4/29(b)(d)(i)		1,120,000	1,112,552
IHS Netherlands Holdco BV 8% 9/18/27 (b)		400,000	387,888
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		365,000	302,611
			1,952,885
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)(c)		695,000	648,075
Dell International LLC/EMC Corp. 6.2% 7/15/30		418,000	437,269
Insight Enterprises, Inc. 6.625% 5/15/32 (b)		190,000	191,257
Sensata Technologies, Inc.:
3.75% 2/15/31(b)		670,000	578,067
6.625% 7/15/32(b)(d)		270,000	270,886
TTM Technologies, Inc. 4% 3/1/29 (b)		595,000	538,965
			2,664,519
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (b)		335,000	304,427
Ahead DB Holdings LLC 6.625% 5/1/28 (b)		250,000	231,875
ASGN, Inc. 4.625% 5/15/28 (b)		790,000	743,022
CA Magnum Holdings 5.375% 10/31/26 (b)		265,000	252,651
Gartner, Inc.:
3.75% 10/1/30(b)		265,000	233,822
4.5% 7/1/28(b)		410,000	390,419
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(b)		230,000	205,486
5.25% 12/1/27(b)		700,000	681,121
Virtusa Corp. 7.125% 12/15/28 (b)		50,000	45,474
			3,088,297
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28(b)		351,000	312,312
2.45% 2/15/31(b)		8,421,000	7,040,011
2.6% 2/15/33(b)		17,032,000	13,640,460
3.187% 11/15/36(b)		813,000	638,113
3.5% 2/15/41(b)		2,410,000	1,837,636
Entegris, Inc.:
3.625% 5/1/29(b)		1,000,000	888,512
4.375% 4/15/28(b)		55,000	51,448
ON Semiconductor Corp. 3.875% 9/1/28 (b)		310,000	283,077
			24,691,569
Software - 0.2%
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)(c)		220,000	221,185
Cloud Software Group, Inc.:
6.5% 3/31/29(b)		120,000	113,809
8.25% 6/30/32(b)		1,165,000	1,176,611
9% 9/30/29(b)		500,000	483,823
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		355,000	364,460
Elastic NV 4.125% 7/15/29 (b)		205,000	183,291
Gen Digital, Inc. 5% 4/15/25 (b)		500,000	495,614
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 8.75% 5/1/29 (b)		230,000	232,583
ION Trading Technologies Ltd.:
5.75% 5/15/28(b)		375,000	340,706
9.5% 5/30/29(b)		195,000	196,143
MicroStrategy, Inc. 6.125% 6/15/28 (b)		520,000	497,129
Open Text Corp.:
3.875% 2/15/28(b)		635,000	583,639
3.875% 12/1/29(b)		600,000	528,311
Oracle Corp.:
1.65% 3/25/26		1,241,000	1,161,025
2.3% 3/25/28		1,961,000	1,764,351
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)		125,000	114,186
			8,456,866
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd. 3.421% 11/2/30 (b)		220,000	193,738
Seagate HDD Cayman:
5.75% 12/1/34		300,000	283,761
8.25% 12/15/29(b)		1,235,000	1,321,096
			1,798,595
TOTAL INFORMATION TECHNOLOGY			42,652,731

MATERIALS - 0.9%
Chemicals - 0.4%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		600,000	579,127
Braskem Idesa SAPI:
6.99% 2/20/32(b)		80,000	59,275
7.45% 11/15/29(b)		260,000	204,750
Braskem Netherlands BV:
5.875% 1/31/50(b)		120,000	88,388
7.25% 2/13/33(b)		150,000	139,849
8.5% 1/12/31(b)		235,000	237,268
Celanese U.S. Holdings LLC:
6.35% 11/15/28		1,024,000	1,051,547
6.379% 7/15/32		2,000,000	2,055,477
6.55% 11/15/30		1,038,000	1,083,614
6.7% 11/15/33		607,000	638,547
Consolidated Energy Finance SA 12% 2/15/31 (b)		250,000	261,217
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		245,000	233,056
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)		123,000	129,603
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(e)		450,000	372,375
MEGlobal BV:
2.625% 4/28/28(b)		125,000	110,833
4.25% 11/3/26(b)		100,000	96,201
MEGlobal Canada, Inc. 5% 5/18/25 (b)		155,000	153,295
Methanex Corp.:
5.125% 10/15/27		795,000	767,704
5.25% 12/15/29		65,000	62,141
5.65% 12/1/44		520,000	453,200
NOVA Chemicals Corp.:
5% 5/1/25(b)		1,000,000	986,905
5.25% 6/1/27(b)		980,000	938,789
Nufarm Australia Ltd. 5% 1/27/30 (b)		450,000	410,686
OCP SA:
3.75% 6/23/31(b)		160,000	135,379
6.75% 5/2/34(b)		105,000	106,092
6.875% 4/25/44(b)		160,000	151,350
7.5% 5/2/54(b)		80,000	79,734
Olin Corp. 5% 2/1/30 (c)		975,000	916,054
Olympus Water U.S. Holding Corp.:
6.25% 10/1/29(b)		375,000	347,612
9.75% 11/15/28(b)		250,000	265,826
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(b)		275,000	254,375
2.875% 5/11/31(b)		140,000	114,363
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		370,000	346,413
5.5% 3/18/31		100,000	82,518
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)		250,000	235,461
The Chemours Co. LLC:
4.625% 11/15/29(b)		250,000	213,201
5.375% 5/15/27		1,445,000	1,371,844
Tronox, Inc. 4.625% 3/15/29 (b)(c)		550,000	499,067
W.R. Grace Holding LLC:
4.875% 6/15/27(b)		620,000	595,396
5.625% 8/15/29(b)		130,000	119,602
7.375% 3/1/31(b)		65,000	65,976
			17,014,110
Construction Materials - 0.1%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		170,000	169,987
Knife River Holding Co. 7.75% 5/1/31 (b)		435,000	452,745
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)		335,000	352,730
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)		1,005,000	1,032,638
VM Consolidated, Inc. 5.5% 4/15/29 (b)		300,000	286,288
			2,294,388
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(b)		580,000	508,604
4% 9/1/29(b)		400,000	330,231
6% 6/15/27(b)		20,000	19,555
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)		250,000	212,562
Ball Corp.:
2.875% 8/15/30		1,020,000	860,154
6% 6/15/29		450,000	450,311
Clydesdale Acquisition Holdings, Inc. 8.75% 4/15/30 (b)		400,000	385,757
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		100,000	94,260
Graphic Packaging International, Inc.:
3.75% 2/1/30(b)		485,000	429,868
6.375% 7/15/32(b)		230,000	230,456
OI European Group BV 4.75% 2/15/30 (b)		585,000	536,116
Owens-Brockway Glass Container, Inc. 7.375% 6/1/32 (b)		90,000	89,971
Sealed Air Corp.:
5% 4/15/29(b)(c)		1,285,000	1,217,939
6.875% 7/15/33(b)		340,000	351,276
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31 (b)		360,000	369,703
			6,086,763
Metals & Mining - 0.3%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)		680,000	695,509
Antofagasta PLC:
2.375% 10/14/30(b)		320,000	263,400
5.625% 5/13/32(b)		110,000	108,221
Aris Mining Corp. 6.875% 8/9/26 (b)		275,000	257,813
Arsenal AIC Parent LLC 8% 10/1/30 (b)		110,000	114,415
Cleveland-Cliffs, Inc.:
4.875% 3/1/31(b)		960,000	839,315
6.75% 4/15/30(b)(c)		370,000	365,780
Commercial Metals Co. 3.875% 2/15/31		380,000	333,607
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)		150,000	144,234
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(b)		50,000	43,797
3.15% 1/14/30(b)		125,000	109,492
3.7% 1/30/50(b)		295,000	198,756
5.125% 2/2/33(b)		115,000	108,100
5.95% 1/8/34(b)		125,000	123,633
6.3% 9/8/53(b)		115,000	112,448
6.44% 1/26/36(b)		80,000	81,400
CSN Inova Ventures 6.75% 1/28/28 (b)		195,000	187,748
CSN Resources SA:
5.875% 4/8/32(b)		155,000	128,797
8.875% 12/5/30(b)		65,000	64,916
Eldorado Gold Corp. 6.25% 9/1/29 (b)		120,000	113,850
Endeavour Mining PLC 5% 10/14/26 (b)		215,000	203,197
ERO Copper Corp. 6.5% 2/15/30 (b)		670,000	644,801
First Quantum Minerals Ltd.:
6.875% 10/15/27(b)		480,000	469,910
8.625% 6/1/31(b)		235,000	234,142
9.375% 3/1/29(b)		430,000	448,697
FMG Resources August 2006 Pty Ltd. 4.5% 9/15/27 (b)		950,000	902,411
Fresnillo PLC 4.25% 10/2/50 (b)		155,000	116,696
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		635,000	590,742
Mineral Resources Ltd. 8% 11/1/27 (b)		1,210,000	1,230,909
Nexa Resources SA:
6.5% 1/18/28(b)		160,000	160,350
6.75% 4/9/34(b)		60,000	59,910
Novelis Corp. 3.875% 8/15/31 (b)(c)		1,555,000	1,331,344
POSCO:
5.75% 1/17/28(b)		120,000	121,289
5.875% 1/17/33(b)		70,000	71,283
PT Freeport Indonesia:
4.763% 4/14/27(b)		95,000	92,566
5.315% 4/14/32(b)		165,000	158,503
6.2% 4/14/52(b)		110,000	105,875
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)		265,000	258,706
Samarco Mineracao SA 9% 6/30/31 pay-in-kind (b)(e)		415,000	385,950
Stillwater Mining Co. 4% 11/16/26 (b)		175,000	159,233
Vibrantz Technologies, Inc. 9% 2/15/30 (b)		380,000	350,452
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		185,000	130,830
			12,623,027
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)		255,000	235,467
Inversiones CMPC SA 3% 4/6/31 (b)		95,000	79,948
LABL, Inc. 9.5% 11/1/28 (b)		100,000	101,717
Suzano Austria GmbH 3.75% 1/15/31		95,000	81,262
			498,394
TOTAL MATERIALS			38,516,682

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		857,000	835,088
American Homes 4 Rent LP:
2.375% 7/15/31		153,000	123,591
3.625% 4/15/32		681,000	589,945
5.5% 2/1/34		387,000	378,902
American Tower Corp. 5.45% 2/15/34		160,000	158,007
Boston Properties, Inc.:
2.9% 3/15/30		2,000,000	1,692,137
3.25% 1/30/31		792,000	667,614
4.5% 12/1/28		605,000	569,233
6.75% 12/1/27		1,120,000	1,151,471
Brixmor Operating Partnership LP:
3.85% 2/1/25		2,100,000	2,070,803
4.05% 7/1/30		1,055,000	971,230
4.125% 5/15/29		2,000,000	1,875,636
5.5% 2/15/34		3,000,000	2,927,010
Corporate Office Properties LP:
2% 1/15/29		1,000,000	845,858
2.25% 3/15/26		348,000	327,551
2.75% 4/15/31		235,000	193,370
2.9% 12/1/33		5,000,000	3,905,784
Healthcare Realty Holdings LP:
3.1% 2/15/30		260,000	225,758
3.5% 8/1/26		270,000	256,958
Healthpeak OP, LLC:
3.25% 7/15/26		113,000	107,897
3.5% 7/15/29		129,000	118,556
Hudson Pacific Properties LP 4.65% 4/1/29		1,473,000	1,151,589
Invitation Homes Operating Partnership LP:
2.3% 11/15/28		1,000,000	879,836
4.15% 4/15/32		1,126,000	1,024,698
Iron Mountain, Inc.:
4.875% 9/15/27(b)		250,000	241,140
4.875% 9/15/29(b)		2,440,000	2,260,896
Kite Realty Group Trust 4.75% 9/15/30		79,000	75,007
LXP Industrial Trust (REIT):
2.375% 10/1/31		1,000,000	789,672
2.7% 9/15/30		387,000	322,109
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	358,000	377,855
3.5% 3/15/31		605,000	392,653
5% 10/15/27(c)		1,645,000	1,348,258
5.25% 8/1/26(c)		565,000	512,915
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		10,029,000	8,035,319
3.375% 2/1/31		3,201,000	2,723,681
3.625% 10/1/29		2,155,000	1,914,976
4.75% 1/15/28		3,349,000	3,220,239
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)		160,000	161,041
Piedmont Operating Partnership LP 2.75% 4/1/32		297,000	213,690
Realty Income Corp.:
2.2% 6/15/28		172,000	152,530
2.85% 12/15/32		211,000	173,362
3.25% 1/15/31		213,000	188,161
3.4% 1/15/28		320,000	300,726
Safehold Operating Partnership LP 6.1% 4/1/34		145,000	143,722
SBA Communications Corp.:
3.125% 2/1/29(c)		1,355,000	1,192,149
3.875% 2/15/27(c)		355,000	336,012
Service Properties Trust:
3.95% 1/15/28		45,000	37,351
5.5% 12/15/27		240,000	220,463
Simon Property Group LP 2.45% 9/13/29		333,000	290,280
Store Capital LLC:
2.75% 11/18/30		424,000	346,144
4.625% 3/15/29		315,000	296,279
Sun Communities Operating LP:
2.3% 11/1/28		341,000	297,737
2.7% 7/15/31		880,000	722,939
4.2% 4/15/32		3,100,000	2,766,043
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)		300,000	203,004
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28(b)		815,000	673,556
6.5% 2/15/29(b)		535,000	371,316
10.5% 2/15/28(b)		220,000	220,036
10.5% 2/15/28(b)		970,000	970,157
Ventas Realty LP:
3% 1/15/30		1,531,000	1,340,463
3.5% 2/1/25		1,265,000	1,244,837
4% 3/1/28		218,000	207,165
4.75% 11/15/30		2,100,000	2,002,601
VICI Properties LP:
4.375% 5/15/25		176,000	173,572
4.75% 2/15/28		1,390,000	1,348,437
4.95% 2/15/30		4,092,000	3,920,079
5.125% 5/15/32		2,485,000	2,348,530
5.75% 4/1/34		411,000	404,239
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26(b)		365,000	350,842
4.625% 6/15/25(b)		160,000	157,820
Vornado Realty LP 2.15% 6/1/26		374,000	343,491
WP Carey, Inc.:
3.85% 7/15/29		246,000	227,395
4.25% 7/23/32	EUR	100,000	107,277
			69,716,688
Real Estate Management & Development - 0.4%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	504,000	211,090
AGPS BondCo PLC 4.625% 1/14/26 (Reg. S) (e)	EUR	1,800,000	674,793
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	1,093,000	1,030,122
1.75% 3/12/29 (Reg. S)	EUR	617,000	581,014
2.625% 10/20/28 (Reg. S)	GBP	254,000	279,920
Brandywine Operating Partnership LP:
3.95% 11/15/27		421,000	378,799
4.55% 10/1/29		260,000	226,425
8.05% 3/15/28		1,521,000	1,568,388
CBRE Group, Inc. 2.5% 4/1/31		1,070,000	881,893
CPI Property Group SA 7% 5/7/29 (Reg. S)	EUR	355,000	367,885
Essex Portfolio LP 5.5% 4/1/34		5,681,000	5,581,798
Extra Space Storage LP 5.4% 2/1/34		260,000	252,860
Greystar Real Estate Partners 7.75% 9/1/30 (b)		85,000	89,471
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	468,000	438,488
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	700,000	530,155
Howard Hughes Corp. 4.375% 2/1/31 (b)		250,000	213,246
Kennedy-Wilson, Inc. 4.75% 2/1/30		360,000	295,105
Logicor Financing SARL:
1.625% 1/17/30 (Reg. S)	EUR	181,000	166,562
2% 1/17/34 (Reg. S)	EUR	428,000	360,462
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		335,000	229,894
Samhallsbyggnadsbolaget I Norden AB:
2.25% 8/12/27 (Reg. S)	EUR	135,000	100,126
3% 1/14/25 (Reg. S)	EUR	296,000	297,189
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	400,000	401,210
Tanger Properties LP:
2.75% 9/1/31		897,000	729,351
3.125% 9/1/26		2,775,000	2,605,398
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (b)		365,000	359,331
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	235,000	235,935
			19,086,910
TOTAL REAL ESTATE			88,803,598

UTILITIES - 1.3%
Electric Utilities - 0.7%
Alabama Power Co. 3.05% 3/15/32		1,447,000	1,246,741
Amprion GmbH 3.625% 5/21/31 (Reg. S)	EUR	100,000	107,500
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (b)		70,000	70,197
Clearway Energy Operating LLC:
3.75% 2/15/31(b)		680,000	593,381
4.75% 3/15/28(b)(c)		95,000	90,315
Cleco Corporate Holdings LLC:
3.375% 9/15/29		2,173,000	1,884,477
3.743% 5/1/26		1,337,000	1,287,291
DPL, Inc. 4.35% 4/15/29		400,000	369,645
Duke Energy Corp.:
2.45% 6/1/30		565,000	481,744
3.85% 6/15/34	EUR	349,000	363,914
4.5% 8/15/32		3,000,000	2,807,312
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(b)		276,000	231,464
2.775% 1/7/32(b)		935,000	755,219
Edison International 5.75% 6/15/27		2,985,000	3,001,870
Electricite de France SA:
4.75% 10/12/34 (Reg. S)	EUR	400,000	458,079
5.5% 1/25/35 (Reg. S)	GBP	400,000	490,965
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (e)	EUR	600,000	568,076
Entergy Corp. 2.8% 6/15/30		580,000	503,033
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(b)		240,000	229,800
7.125% 2/11/25(b)		295,000	293,525
8.45% 8/10/28(b)		95,000	94,525
Exelon Corp.:
3.35% 3/15/32		389,000	339,532
4.05% 4/15/30		7,865,000	7,375,448
4.1% 3/15/52		288,000	221,462
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		260,000	212,797
Lamar Funding Ltd. 3.958% 5/7/25 (b)		205,000	200,029
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		177,089	167,626
NextEra Energy Partners LP:
4.25% 9/15/24(b)		75,000	73,775
7.25% 1/15/29(b)(c)		395,000	404,360
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (e)	EUR	555,000	553,653
NRG Energy, Inc.:
5.25% 6/15/29(b)(c)		625,000	596,150
5.75% 1/15/28		660,000	647,381
6.625% 1/15/27		170,000	169,825
PG&E Corp.:
5% 7/1/28(c)		785,000	752,515
5.25% 7/1/30		1,200,000	1,143,079
Southern Co. 1.875% 9/15/81 (e)	EUR	437,000	421,386
Vistra Operations Co. LLC:
5% 7/31/27(b)		1,355,000	1,310,472
5.5% 9/1/26(b)		1,030,000	1,013,062
5.625% 2/15/27(b)		480,000	472,301
7.75% 10/15/31(b)		205,000	213,010
			32,216,936
Gas Utilities - 0.0%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		270,000	263,509

Independent Power and Renewable Electricity Producers - 0.2%
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		105,000	101,708
Buffalo Energy Mexico Holdings 7.875% 2/15/39 (b)		125,000	132,344
Energo-Pro A/S 8.5% 2/4/27 (b)		200,000	198,500
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		430,000	360,125
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		220,000	212,231
PT Pertamina Geothermal Energy 5.15% 4/27/28 (b)		80,000	78,850
RWE Finance U.S. LLC 5.875% 4/16/34 (b)		482,000	482,469
Sunnova Energy Corp.:
5.875% 9/1/26(b)		405,000	287,429
11.75% 10/1/28(b)		165,000	113,343
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		182,000	183,024
The AES Corp.:
2.45% 1/15/31		2,504,000	2,056,136
3.3% 7/15/25(b)		3,530,000	3,428,576
3.95% 7/15/30(b)		2,288,000	2,061,453
TransAlta Corp. 6.5% 3/15/40		275,000	270,345
			9,966,533
Multi-Utilities - 0.3%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(b)		195,000	154,764
4.696% 4/24/33(b)		135,000	129,600
4.875% 4/23/30(b)		85,000	83,776
Berkshire Hathaway Energy Co. 4.05% 4/15/25		2,556,000	2,524,258
E.ON SE 3.375% 1/15/31 (Reg. S)	EUR	231,000	246,061
Engie SA:
3.875% 3/6/36 (Reg. S)	EUR	300,000	322,733
4.25% 9/6/34 (Reg. S)	EUR	400,000	443,208
NiSource, Inc.:
2.95% 9/1/29		1,708,000	1,526,427
3.6% 5/1/30		4,000,000	3,649,249
Puget Energy, Inc.:
4.1% 6/15/30		683,000	623,830
4.224% 3/15/32		1,329,000	1,181,513
			10,885,419
Water Utilities - 0.1%
Aegea Finance SARL 9% 1/20/31 (b)		70,000	72,603
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	179,000	182,648
Anglian Water Services Financing PLC:
5.875% 6/20/31 (Reg. S)	GBP	100,000	128,609
6.293% 7/30/30 (Reg. S)	GBP	305,000	400,669
Severn Trent Utilities Finance PLC 4.625% 11/30/34 (Reg. S)	GBP	348,000	409,618
Southern Water Services Finance Ltd.:
1.625% 3/30/27 (Reg. S)	GBP	222,000	241,713
2.375% 5/28/28 (Reg. S)	GBP	240,000	260,193
SW Finance I PLC 7.375% 12/12/41 (Reg. S)	GBP	246,000	299,655
			1,995,708
TOTAL UTILITIES			55,328,105

TOTAL NONCONVERTIBLE BONDS			1,177,492,002
TOTAL CORPORATE BONDS (Cost $1,207,184,134)			1,180,620,390

U.S. Treasury Obligations - 37.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	8,834,000	5,348,711
1.125% 8/15/40	578,000	346,665
1.75% 8/15/41	11,769,000	7,676,054
1.875% 11/15/51	34,881,000	19,888,983
2% 11/15/41	11,400,000	7,727,063
2% 8/15/51	38,514,000	22,738,304
2.25% 8/15/46	73,000	48,083
2.25% 2/15/52	24,090,000	15,085,422
2.875% 5/15/52	22,330,000	16,113,363
3% 2/15/47	17,645,000	13,365,398
3.25% 5/15/42	9,695,000	7,974,516
3.625% 2/15/53	14,220,000	11,909,805
3.625% 5/15/53	19,116,000	16,012,637
3.875% 5/15/43 (j)	1,812,000	1,616,078
4.125% 8/15/53	31,781,000	29,149,136
4.25% 2/15/54	167,551,000	157,157,602
4.375% 8/15/43	1,251,000	1,194,656
4.5% 2/15/44	1,270,000	1,232,495
6.25% 5/15/30 (j)	2,216,000	2,415,786
U.S. Treasury Notes:
1% 7/31/28 (k)	2,120,000	1,836,781
2.75% 4/30/27	700,000	663,551
2.875% 4/30/29	5,411,700	5,023,157
2.875% 5/15/32	3,200,400	2,854,607
3.375% 5/15/33	60,800,000	55,803,000
3.5% 2/15/33	16,710,000	15,514,843
3.625% 3/31/30	390,000	372,374
3.75% 12/31/28	125,190,000	121,170,227
3.75% 5/31/30	85,000	81,623
3.75% 12/31/30	45,617,000	43,667,586
3.875% 8/15/33	50,116,000	47,758,982
4% 1/15/27	2,670,000	2,622,336
4% 2/29/28	600,000	587,836
4% 6/30/28 (k)	7,000,000	6,853,984
4% 1/31/29	1,812,000	1,772,292
4% 2/28/30	200,000	194,813
4% 1/31/31	25,000,000	24,277,344
4% 2/15/34	55,651,000	53,503,219
4.125% 2/15/27	8,300,000	8,177,445
4.125% 3/31/31	80,315,000	78,558,109
4.25% 3/15/27	2,040,000	2,016,413
4.25% 2/28/29	26,602,000	26,305,845
4.25% 2/28/31	161,520,000	159,191,795
4.375% 10/31/24	1,400,000	1,394,440
4.375% 11/30/28	1,079,000	1,072,130
4.375% 11/30/30	85,280,000	84,630,406
4.375% 5/15/34	60,000,000	59,465,625
4.5% 5/15/27	3,870,000	3,851,859
4.5% 11/15/33	132,404,000	132,424,688
4.625% 2/28/25 (c)	1,500,000	1,493,145
4.625% 3/15/26	1,010,000	1,004,674
4.625% 11/15/26	12,568,000	12,527,743
4.625% 4/30/29 (c)	66,030,000	66,349,833
4.625% 9/30/30	160,000	160,944
4.625% 4/30/31	147,000,000	148,079,531
4.875% 10/31/28	79,700,000	80,727,382
4.875% 10/31/30	24,000,000	24,476,250
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,701,864,045)		1,613,467,569

U.S. Government Agency - Mortgage Securities - 29.6%
	Principal Amount (a)	Value ($)
Fannie Mae - 5.7%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.360% 5.615% 10/1/35 (e)(f)	2,768	2,807
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.440% 5.945% 4/1/37 (e)(f)	644	653
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (e)(f)	1,424	1,444
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (e)(f)	190	193
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.755% 1/1/35 (e)(f)	1,007	1,018
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.316% 2/1/33 (e)(f)	175	177
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 12/1/34 (e)(f)	355	359
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.519% 5/1/44 (e)(f)	584	594
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (e)(f)	1,601	1,639
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.126% 9/1/33 (e)(f)	10,738	10,832
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 6.065% 3/1/37 (e)(f)	5,229	5,311
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.570% 6.174% 4/1/44 (e)(f)	1,885	1,919
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 5.83% 1/1/44 (e)(f)	1,046	1,066
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 6.08% 4/1/44 (e)(f)	733	745
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 5.996% 3/1/33 (e)(f)	3,826	3,885
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.630% 5.815% 9/1/36 (e)(f)	235	240
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 5.916% 5/1/35 (e)(f)	1,183	1,207
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.162% 11/1/36 (e)(f)	1,883	1,917
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 6.004% 7/1/43 (e)(f)	9,882	10,091
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 6.193% 5/1/36 (e)(f)	1,134	1,153
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.700% 6.07% 6/1/42 (e)(f)	6,201	6,327
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.730% 6.028% 3/1/40 (e)(f)	4,664	4,768
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 8/1/41 (e)(f)	2,063	2,117
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.038% 7/1/35 (e)(f)	3,008	3,059
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.770% 5.995% 2/1/37 (e)(f)	11,608	11,834
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.05% 7/1/41 (e)(f)	3,008	3,095
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.051% 12/1/40 (e)(f)	37,261	38,218
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (e)(f)	23,596	24,111
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.05% 7/1/41 (e)(f)	3,721	3,828
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.06% 12/1/39 (e)(f)	425	435
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.068% 9/1/41 (e)(f)	2,760	2,834
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.304% 2/1/42 (e)(f)	15,214	15,548
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.820% 6.297% 2/1/35 (e)(f)	1,755	1,788
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.830% 6.08% 10/1/41 (e)(f)	2,406	2,413
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.850% 6.429% 4/1/36 (e)(f)	9,029	9,210
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.890% 6.521% 8/1/35 (e)(f)	5,254	5,321
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 5.771% 7/1/37 (e)(f)	2,050	2,107
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.960% 6.418% 9/1/35 (e)(f)	177	180
U.S. TREASURY 1 YEAR INDEX + 2.150% 6.138% 7/1/36 (e)(f)	1,010	1,018
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (e)(f)	531	536
U.S. TREASURY 1 YEAR INDEX + 2.270% 6.395% 6/1/36 (e)(f)	938	949
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.403% 10/1/33 (e)(f)	859	869
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.473% 7/1/34 (e)(f)	988	1,003
1.5% 9/1/35 to 6/1/51 (l)	10,648,050	8,584,881
2% 2/1/28 to 3/1/52 (k)	52,148,368	42,853,624
2.5% 11/1/29 to 5/1/53	80,151,902	67,210,200
3% 2/1/31 to 2/1/52	26,536,225	23,318,171
3.5% 9/1/33 to 9/1/52	27,827,433	24,953,428
4% 3/1/36 to 4/1/52	24,495,699	22,723,326
4.5% to 4.5% 6/1/25 to 8/1/53	20,828,438	19,570,487
5% 7/1/33 to 4/1/53	3,075,844	3,002,210
5.288% 8/1/41 (e)	24,962	24,516
5.5% 8/1/25 to 4/1/54	14,967,369	14,785,576
6% to 6% 9/1/29 to 5/1/54 (k)	12,236,640	12,295,506
6.5% 5/1/27 to 3/1/54	10,160,707	10,383,639
6.712% 2/1/39 (e)	10,790	10,931
7% to 7% 8/1/25 to 6/1/32	4,223	4,356
7.5% 3/1/26 to 11/1/31	3,417	3,497
TOTAL FANNIE MAE		249,913,166
Freddie Mac - 3.8%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.320% 5.575% 1/1/36 (e)(f)	2,847	2,859
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.370% 5.625% 3/1/36 (e)(f)	1,945	1,962
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.500% 5.824% 3/1/36 (e)(f)	1,486	1,502
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 6.04% 7/1/36 (e)(f)	9,582	9,684
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 6.165% 1/1/37 (e)(f)	2,324	2,344
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 7.54% 7/1/35 (e)(f)	1,689	1,704
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 12/1/40 (e)(f)	13,674	13,906
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 7/1/41 (e)(f)	3,403	3,480
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (e)(f)	45,384	46,294
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.860% 7.239% 4/1/36 (e)(f)	1,018	1,037
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 9/1/41 (e)(f)	3,818	3,908
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 10/1/41 (e)(f)	27,239	27,822
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 7.255% 4/1/41 (e)(f)	889	906
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 5.966% 6/1/41 (e)(f)	7,740	7,962
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.083% 5/1/41 (e)(f)	8,566	8,797
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.16% 6/1/41 (e)(f)	2,790	2,865
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.189% 10/1/42 (e)(f)	17,935	18,242
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.478% 5/1/41 (e)(f)	8,062	8,253
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 6.367% 10/1/36 (e)(f)	16,665	16,882
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 6.433% 10/1/35 (e)(f)	8,457	8,577
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.010% 7.635% 5/1/37 (e)(f)	1,616	1,644
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 6.937% 4/1/38 (e)(f)	847	864
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.020% 7.885% 6/1/37 (e)(f)	3,500	3,563
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (e)(f)	34	34
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (e)(f)	7,317	7,511
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.200% 6.45% 12/1/36 (e)(f)	1,215	1,245
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.500% 8.185% 10/1/35 (e)(f)	1,127	1,156
U.S. TREASURY 1 YEAR INDEX + 2.030% 5.9% 6/1/33 (e)(f)	11,515	11,587
U.S. TREASURY 1 YEAR INDEX + 2.230% 6.97% 4/1/34 (e)(f)	3,753	3,779
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.76% 6/1/33 (e)(f)	3,088	3,122
U.S. TREASURY 1 YEAR INDEX + 2.430% 6.378% 3/1/35 (e)(f)	5,357	5,423
U.S. TREASURY 1 YEAR INDEX + 2.540% 5.875% 7/1/35 (e)(f)	6,573	6,700
1.5% 8/1/35 to 4/1/51	14,881,321	11,668,956
2% 12/1/35 to 3/1/52	59,816,993	48,807,916
2.5% 1/1/30 to 1/1/52	27,524,926	23,531,380
3% 12/1/30 to 5/1/52	10,128,714	8,681,096
3.5% 3/1/32 to 4/1/52	7,338,756	6,658,198
4% 1/1/36 to 10/1/52	3,594,405	3,346,691
4% 4/1/48	1,120	1,037
4.5% 7/1/25 to 1/1/54	11,619,251	10,912,761
5% 8/1/33 to 8/1/53	7,143,093	6,947,306
5.5% 10/1/52 to 3/1/54 (l)	14,294,510	14,126,100
6% 5/1/29 to 4/1/54	25,724,043	26,080,873
6.5% 1/1/32 to 1/1/54 (l)	4,577,211	4,703,625
7% 8/1/26 to 9/1/36	8,675	8,992
7.5% 1/1/27	11	11
8% 7/1/30 to 8/1/30	148	152
8.5% 8/1/27	75	77
TOTAL FREDDIE MAC		165,710,785
Ginnie Mae - 6.1%
3.5% 11/20/41 to 12/20/49	959,612	874,620
4% 8/15/39 to 10/20/52	3,814,228	3,535,671
4.5% 6/20/33 to 4/20/53	1,792,469	1,707,669
5.5% 10/15/35 to 9/15/39	18,393	18,724
7% to 7% 4/15/28 to 8/15/32	4,354	4,488
7.5% to 7.5% 4/15/27 to 1/15/31	1,005	1,020
8% 9/15/24 to 7/15/27	18	18
8.5% 8/15/29 to 7/15/30	35	36
2% 10/20/50 to 2/20/52	21,440,068	17,177,112
2% 6/1/54 (d)	7,375,000	5,905,004
2% 6/1/54 (d)	14,800,000	11,850,042
2% 6/1/54 (d)	3,125,000	2,502,120
2% 6/1/54 (d)	7,350,000	5,884,987
2% 6/1/54 (d)	5,100,000	4,083,460
2% 6/1/54 (d)	3,700,000	2,962,510
2% 6/1/54 (d)	14,600,000	11,689,906
2% 6/1/54 (d)	250,000	200,170
2% 7/1/54 (d)	14,800,000	11,861,026
2.5% 6/20/51 to 1/20/52	16,206,098	13,348,624
2.5% 6/1/54 (d)	13,775,000	11,473,594
2.5% 6/1/54 (d)	13,775,000	11,473,594
2.5% 6/1/54 (d)	25,000	20,823
2.5% 7/1/54 (d)	13,800,000	11,503,042
3% 5/15/42 to 2/20/50	394,311	346,534
3% 6/1/54 (d)	15,350,000	13,258,599
3% 6/1/54 (d)	11,550,000	9,976,340
3% 6/1/54 (d)	5,400,000	4,664,263
3% 6/1/54 (d)	5,050,000	4,361,950
3.5% 6/1/54 (d)	8,850,000	7,894,171
3.5% 6/1/54 (d)	4,425,000	3,947,085
3.5% 6/1/54 (d)	1,775,000	1,583,294
3.5% 6/1/54 (d)	2,150,000	1,917,793
3.5% 6/1/54 (d)	1,750,000	1,560,994
3.5% 7/1/54 (d)	8,850,000	7,898,320
3.5% 7/1/54 (d)	10,100,000	9,013,902
4% 6/1/54 (d)	10,600,000	9,734,255
4.5% 6/1/54 (d)	5,700,000	5,384,977
4.5% 7/1/54 (d)	5,700,000	5,382,047
5% 9/20/33 to 4/20/48	336,783	334,327
5% 6/1/54 (d)	11,950,000	11,591,038
5% 6/1/54 (d)	5,850,000	5,674,274
5.47% 8/20/59 (e)(m)	171	163
5.5% 6/1/54 (d)	4,100,000	4,066,087
5.5% 6/1/54 (d)	2,400,000	2,380,149
5.5% 7/1/54 (d)	3,500,000	3,467,359
5.5% 7/1/54 (d)	3,000,000	2,972,022
6% 11/20/31 to 5/15/40	192,050	196,922
6% 6/1/54 (d)	1,100,000	1,107,236
6% 6/1/54 (d)	900,000	905,920
6% 6/1/54 (d)	5,700,000	5,737,493
6% 6/1/54 (d)	500,000	503,289
6% 6/1/54 (d)	1,350,000	1,358,880
6% 6/1/54 (d)	1,375,000	1,384,044
6% 6/1/54 (d)	1,575,000	1,585,360
6% 7/1/54 (d)	6,200,000	6,229,642
6% 7/1/54 (d)	450,000	452,151
6% 7/1/54 (d)	1,350,000	1,356,454
6% 7/1/54 (d)	1,100,000	1,105,259
6% 7/1/54 (d)	900,000	904,303
6.5% 3/20/31 to 9/15/34	630	647
TOTAL GINNIE MAE		268,315,803
Uniform Mortgage Backed Securities - 14.0%
2% 6/1/39 (d)	2,400,000	2,094,939
2% 7/1/39 (d)	1,500,000	1,310,626
2% 6/1/54 (d)	3,100,000	2,389,663
2% 6/1/54 (d)	4,200,000	3,237,607
2% 6/1/54 (d)	1,700,000	1,310,460
2% 6/1/54 (d)	2,300,000	1,772,975
2% 6/1/54 (d)	21,450,000	16,534,923
2% 6/1/54 (d)	11,100,000	8,556,534
2% 6/1/54 (d)	53,300,000	41,086,779
2% 6/1/54 (d)	8,700,000	6,706,472
2% 6/1/54 (d)	8,300,000	6,398,129
2% 6/1/54 (d)	16,750,000	12,911,887
2% 6/1/54 (d)	10,850,000	8,363,819
2% 6/1/54 (d)	5,525,000	4,258,995
2% 6/1/54 (d)	15,000,000	11,562,884
2% 6/1/54 (d)	4,900,000	3,777,209
2% 6/1/54 (d)	7,450,000	5,742,899
2% 6/1/54 (d)	4,900,000	3,777,209
2% 6/1/54 (d)	7,000,000	5,396,012
2% 6/1/54 (d)	7,350,000	5,665,813
2% 7/1/54 (d)	20,750,000	16,012,343
2% 7/1/54 (d)	16,950,000	13,079,962
2% 7/1/54 (d)	12,550,000	9,684,574
2% 7/1/54 (d)	69,300,000	53,477,369
2.5% 6/1/39 (d)	4,300,000	3,860,592
2.5% 6/1/54 (d)	2,900,000	2,340,051
2.5% 6/1/54 (d)	2,900,000	2,340,051
2.5% 6/1/54 (d)	9,825,000	7,927,932
2.5% 6/1/54 (d)	3,250,000	2,622,471
2.5% 6/1/54 (d)	5,500,000	4,438,028
2.5% 6/1/54 (d)	22,900,000	18,478,335
2.5% 6/1/54 (d)	8,350,000	6,737,734
2.5% 6/1/54 (d)	16,550,000	13,354,430
2.5% 6/1/54 (d)	8,350,000	6,737,734
2.5% 6/1/54 (d)	3,600,000	2,904,891
2.5% 6/1/54 (d)	2,700,000	2,178,668
2.5% 7/1/54 (d)	33,200,000	26,812,898
2.5% 7/1/54 (d)	8,325,000	6,723,415
2.5% 7/1/54 (d)	8,300,000	6,703,224
3% 6/1/54 (d)	4,300,000	3,614,353
3% 6/1/54 (d)	7,250,000	6,093,966
3% 6/1/54 (d)	2,300,000	1,933,258
3% 6/1/54 (d)	26,750,000	22,484,635
3% 6/1/54 (d)	10,250,000	8,615,608
3% 6/1/54 (d)	775,000	651,424
3% 6/1/54 (d)	3,150,000	2,647,723
3% 7/1/54 (d)	10,450,000	8,789,024
3% 7/1/54 (d)	7,300,000	6,139,701
3% 7/1/54 (d)	16,300,000	13,709,195
3.5% 6/1/54 (d)	38,775,000	33,978,121
3.5% 6/1/54 (d)	38,775,000	33,978,121
3.5% 7/1/54 (d)	15,825,000	13,856,152
3.5% 7/1/54 (d)	3,950,000	3,458,565
3.5% 7/1/54 (d)	4,300,000	3,765,021
4% 6/1/54 (d)	5,250,000	4,761,707
4% 6/1/54 (d)	6,700,000	6,076,845
4% 6/1/54 (d)	13,700,000	12,425,788
4% 6/1/54 (d)	5,700,000	5,169,853
4% 7/1/54 (d)	4,600,000	4,173,599
5.5% 6/1/54 (d)	1,900,000	1,868,902
6% 6/1/54 (d)	4,925,000	4,931,346
6% 6/1/54 (d)	2,450,000	2,453,157
6% 6/1/54 (d)	375,000	375,483
6% 6/1/54 (d)	5,700,000	5,707,345
6% 6/1/54 (d)	4,075,000	4,080,251
6% 6/1/54 (d)	4,100,000	4,105,283
6% 6/1/54 (d)	7,400,000	7,409,536
6% 7/1/54 (d)	7,550,000	7,556,780
6% 7/1/54 (d)	2,650,000	2,652,380
6.5% 6/1/54 (d)	12,300,000	12,502,276
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		609,235,934
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,310,319,217)		1,293,175,688

Asset-Backed Securities - 7.5%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	272,317	195,249
Series 2019-1 Class A, 3.844% 5/15/39 (b)	106,125	93,391
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	707,181	663,709
Class B, 4.458% 10/16/39 (b)	220,258	108,483
Series 2021-1A Class A, 2.95% 11/16/41 (b)	6,870,604	6,274,006
Series 2021-2A Class A, 2.798% 1/15/47 (b)	1,964,546	1,733,435
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	1,335,662	1,319,128
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/29 (b)	1,000,000	1,001,091
Aimco:
Series 2024-10A Class ARR, CME Term SOFR 3 Month Index + 1.410% 0% 7/22/37 (b)(e)(f)	1,558,000	1,558,830
Series 2024-BA Class ARR, CME Term SOFR 3 Month Index + 1.500% 6.8277% 4/16/37 (b)(e)(f)	2,803,000	2,817,015
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.7187% 10/17/34 (b)(e)(f)	1,889,000	1,892,582
Aimco Clo 22 Ltd. / Aimco Clo 2 Series 2024-22A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8266% 4/19/37 (b)(e)(f)	4,549,000	4,571,568
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7087% 10/17/34 (b)(e)(f)	869,000	871,476
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5762% 4/20/34 (b)(e)(f)	2,222,000	2,227,253
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8246% 7/20/35 (b)(e)(f)	1,188,000	1,190,608
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7262% 7/20/34 (b)(e)(f)	992,000	995,003
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/28	1,530,000	1,521,166
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	1,220,000	1,212,411
American Money Management Corp. Series 2012-11A Class A1R2, CME Term SOFR 3 Month Index + 1.270% 6.6011% 4/30/31 (b)(e)(f)	905,780	906,771
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	258,144	237,483
Class B, 4.335% 1/16/40 (b)	138,939	83,363
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5986% 10/15/32 (b)(e)(f)	3,193,000	3,196,228
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6152% 4/25/34 (b)(e)(f)	657,000	658,387
Ares Ln Funding V Ltd. Series 2024-ALF5A Class A1, CME Term SOFR 3 Month Index + 1.500% 1.5% 7/25/37 (b)(d)(e)(f)	2,845,000	2,848,388
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7202% 7/15/34 (b)(e)(f)	1,286,000	1,289,340
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6586% 1/15/35 (b)(e)(f)	1,808,000	1,812,008
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6602% 4/15/34 (b)(e)(f)	3,233,000	3,240,307
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 10/15/36 (b)(e)(f)	860,000	862,071
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	1,700,000	1,685,994
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6052% 4/25/34 (b)(e)(f)	1,437,000	1,439,338
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8062% 1/20/32 (b)(e)(f)	1,560,877	1,565,088
Barings CLO Ltd. 2023-IV Series 2024-4A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0612% 1/20/37 (b)(e)(f)	2,868,000	2,900,776
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.6171% 1/17/35 (b)(e)(f)	1,857,000	1,860,684
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7202% 1/15/35 (b)(e)(f)	1,299,000	1,300,569
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	1,714,789	1,515,222
Bofa Auto Trust 2024-1 Series 2024-1A Class A3, 5.35% 11/15/28 (b)	638,000	635,653
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5802% 4/15/29 (b)(e)(f)	753,839	755,132
Carmax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/29	1,162,000	1,165,224
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	1,036,000	1,046,131
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	658,003	592,357
Class B, 5.095% 4/15/39 (b)	488,890	330,207
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	133,817	124,250
Series 2021-1A Class A, 3.474% 1/15/46 (b)	176,718	166,206
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 Month Index + 1.550% 6.837% 4/23/37 (b)(e)(f)	7,100,000	7,143,665
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6862% 10/20/32 (b)(e)(f)	1,037,000	1,039,652
Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7152% 10/25/34 (b)(e)(f)	838,000	840,358
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6446% 4/20/35 (b)(e)(f)	1,721,000	1,723,774
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.1746% 7/20/36 (b)(e)(f)	1,424,000	1,432,262
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6362% 4/20/34 (b)(e)(f)	1,199,000	1,201,585
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	437,636	428,267
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/29 (b)	1,000,000	995,025
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	615,355	618,713
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	1,384,425	1,381,319
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)	900,000	898,153
Columbia Cent CLO 29 Ltd./Columbia Cent CLO 29 Corp. Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7562% 10/20/34 (b)(e)(f)	4,015,000	4,024,002
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7862% 4/20/34 (b)(e)(f)	1,620,000	1,623,378
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8962% 1/20/34 (b)(e)(f)	2,220,000	2,222,537
Cyrusone Data Centers Issuer I Series 2024-3A Class A2, 4.65% 5/20/49 (b)	360,000	323,823
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	1,792,178	1,793,665
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	448,125	422,877
Series 2019-1A Class A23, 4.352% 5/20/49 (b)	5,428,298	5,103,349
Series 2021-1A Class A23, 2.791% 11/20/51 (b)	9,267,375	7,588,698
Discover Card Execution Note Trust Series 2023 A1 Class A, 4.31% 3/15/28 (n)	700,000	687,677
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	440,468	440,892
Class A3, 5.64% 2/22/28 (b)	421,000	422,315
DLLAD:
Series 2023-1A Class A3, 4.79% 1/20/28 (b)	700,000	691,470
Series 2024-1A Class A3, 5.3% 7/20/29 (b)	529,000	528,419
Dominos Pizza Master Issuer LLC:
Series 2019-1A Class A2, 3.668% 10/25/49 (b)	2,321,280	2,100,809
Series 2021-1A Class A2II, 3.151% 4/25/51 (b)	8,253,608	7,019,749
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6246% 4/20/35 (b)(e)(f)	2,199,000	2,203,493
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(e)(f)	1,790,000	1,794,015
Series 2024-83A Class AR, CME Term SOFR 3 Month Index + 1.530% 6.8642% 4/18/37 (b)(e)(f)	2,761,000	2,764,255
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, CME Term SOFR 3 Month Index + 1.360% 6.6787% 7/17/34 (b)(e)(f)	9,421,000	9,439,022
Dryden Senior Loan Fund:
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 10/15/35 (b)(e)(f)	2,514,000	2,519,584
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7174% 2/20/35 (b)(e)(f)	1,503,000	1,507,351
Series 2024-78A Class A1R, CME Term SOFR 3 Month Index + 1.530% 6.8471% 4/17/37 (b)(e)(f)	3,479,000	3,484,316
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6902% 4/15/31 (b)(e)(f)	610,000	611,541
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7402% 1/15/35 (b)(e)(f)	1,578,000	1,582,156
Series 2024-1A Class AR2, CME Term SOFR 3 Month Index + 1.510% 0% 7/15/37 (b)(e)(f)	2,790,000	2,791,945
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8402% 1/15/34 (b)(e)(f)	4,175,000	4,187,396
Enterprise Fleet Financing Series 2024-2:
Class A2, 5.74% 12/20/26 (b)	1,561,000	1,563,121
Class A3, 5.61% 4/20/28 (b)	1,066,000	1,067,486
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	1,655,000	1,670,893
Flatiron CLO Ltd. Series 2021-1A:
Class A1, CME Term SOFR 3 Month Index + 1.370% 6.6982% 7/19/34 (b)(e)(f)	902,000	904,843
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6683% 11/16/34 (b)(e)(f)	1,250,000	1,253,514
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6613% 5/20/36 (b)(e)(f)	4,613,000	4,638,316
Ford Credit Floorplan Master Owner Trust:
Series 2023-1 Class A1, 4.92% 5/15/28 (b)	3,045,000	3,014,553
Series 2024-1 Class A1, 5.29% 4/15/29 (b)	1,600,000	1,600,839
GM Financial Automobile Leasing Trust Series 2023-2 Class A2A, 5.44% 10/20/25	245,231	245,069
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	869,000	870,253
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	419,000	418,427
Gm Financial Revolving Receiva Series 2024-1 Class A, 4.98% 12/11/36 (b)	1,624,000	1,607,565
Goldentree Loan Management U.S. CLO 21, Ltd. Series 2024-21A Class E, CME Term SOFR 3 Month Index + 5.700% 5.6% 7/20/37 (b)(e)(f)	250,000	250,673
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	834,000	828,402
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	500,000	500,092
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	310,779	281,317
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,252,185	1,139,484
Hyundai Auto Lease Securitizat Series 2024-B Class A3, 5.41% 5/17/27 (b)	2,400,000	2,403,461
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/29	1,629,000	1,618,801
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/22/34 (b)(e)(f)	960,000	961,487
Invesco U.S. Clo 2024-1 Ltd. Series 2024-1RA Class AR, CME Term SOFR 3 Month Index + 1.550% 6.8694% 4/15/37 (b)(e)(f)	2,354,000	2,368,821
Invesco U.S. CLO Ltd. Series 2024-3A Class A, CME Term SOFR 3 Month Index + 1.510% 0% 7/20/37 (b)(d)(e)(f)	2,253,000	2,254,552
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.6586% 4/15/35 (b)(e)(f)	2,253,000	2,257,055
Madison Park Funding Series 2024-19A Class AR3, CME Term SOFR 3 Month Index + 1.600% 6.9246% 1/22/37 (b)(e)(f)	7,328,000	7,397,741
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7282% 4/19/34 (b)(e)(f)	1,690,000	1,697,864
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6862% 1/22/35 (b)(e)(f)	1,540,000	1,540,326
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.7102% 7/15/34 (b)(e)(f)	1,325,000	1,328,242
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.7862% 1/22/31 (b)(e)(f)	364,000	364,119
Madison Pk Funding Lxvii Ltd. / Mad Series 2024-67A Class A1, CME Term SOFR 3 Month Index + 1.510% 6.8002% 4/25/37 (b)(e)(f)	2,929,000	2,935,347
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 7.1246% 4/22/36 (b)(e)(f)	881,000	887,091
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7262% 10/20/34 (b)(e)(f)	305,000	305,923
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7152% 10/25/34 (b)(e)(f)	1,565,000	1,569,431
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6062% 4/20/34 (b)(e)(f)	1,158,000	1,161,139
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7152% 1/25/35 (b)(e)(f)	1,132,000	1,132,521
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5802% 1/15/34 (b)(e)(f)	1,420,390	1,423,562
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	411,774	412,033
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/28	1,895,000	1,893,377
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/36 (b)	858,828	862,520
Midocean Credit Clo Xv Ltd. Series 2024-15A Class E, CME Term SOFR 3 Month Index + 6.250% 0% 7/21/37 (b)(d)(e)(f)	250,000	250,700
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6562% 10/20/30 (b)(e)(f)	1,007,763	1,008,911
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	2,000,000	1,984,772
Oak Hill Credit Partners Series 2024-18A:
Class A1, 6.7917% 4/20/37 (b)(e)	3,375,000	3,391,666
Class A2, CME Term SOFR 3 Month Index + 1.650% 6.9417% 4/20/37 (b)(e)(f)	250,000	251,234
Palmer Square Clo 2024-2 Ltd. Series 2024-2A Class E, CME Term SOFR 3 Month Index + 5.700% 5.7% 7/20/37 (b)(d)(e)(f)	500,000	500,000
Peace Park CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7162% 10/20/34 (b)(e)(f)	1,254,000	1,257,158
Peebles Park CLO Ltd. Series 2024-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8043% 4/21/37 (b)(e)(f)	18,000,000	18,132,048
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	1,888,110	1,850,293
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	926,860	834,266
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	1,100,540	1,028,101
Class A2II, 4.008% 12/5/51 (b)	983,920	860,895
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	694,260	611,025
Prpm 2023-Rcf2 LLC Series 2023-RCF2 Class A1, 4% 11/25/53 (b)	544,090	518,142
Retained Vantage Data Ctrs Iss Series 2023-1A Class B, 5.75% 9/15/48 (b)	250,000	232,596
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7062% 4/20/34 (b)(e)(f)	1,717,000	1,720,853
RR Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.6686% 1/15/37 (b)(e)(f)	1,862,000	1,865,288
RR Ltd. / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 Month Index + 1.550% 6.8406% 4/15/37 (b)(e)(f)	17,800,000	17,961,873
Rram 2022-24A Series 2023-24A Class A1AR, CME Term SOFR 3 Month Index + 1.730% 7.0586% 1/15/36 (b)(e)(f)	7,000,000	7,047,649
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	821,330	747,435
Class B, 4.335% 3/15/40 (b)	190,852	145,994
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,211,000	1,186,769
1.884% 7/15/50 (b)	498,000	465,731
2.328% 7/15/52 (b)	381,000	339,139
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/27 (b)	1,600,000	1,599,280
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	446,569	446,911
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/29 (b)	953,000	951,675
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	2,453,000	2,453,000
Class A2I, 6.028% 7/30/54 (b)	4,705,000	4,705,000
Class A2II, 6.268% 7/30/54 (b)	2,797,000	2,797,000
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6464% 4/23/35 (b)(e)(f)	1,936,000	1,941,165
Symphony Clo 43 Ltd. Series 2024-43A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8465% 4/15/37 (b)(e)(f)	2,102,000	2,114,927
Symphony CLO Ltd. Series 2020-22A Class A1A, CME Term SOFR 3 Month Index + 1.550% 6.8785% 4/18/33 (b)(e)(f)	3,000,000	3,010,023
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.5493% 4/16/31 (b)(e)(f)	660,654	661,897
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5682% 4/19/34 (b)(e)(f)	1,453,000	1,455,041
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6662% 4/20/33 (b)(e)(f)	1,903,000	1,907,708
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	647,000	645,432
Tesla Auto Lease Trust 2023-B Series 2023-B:
Class A2, 6.02% 9/22/25 (b)	1,595,892	1,597,816
Class A3, 6.13% 9/21/26 (b)	1,200,000	1,205,984
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	1,000,000	1,001,147
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(e)	607,115	546,500
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	1,082,921	942,954
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	891,000	886,207
Series 2024-A Class A3, 5.25% 4/20/27 (b)	1,100,000	1,096,665
VB-S1 Issuer LLC Series 2024-1A:
Class D, 6.644% 5/15/54 (b)	1,500,000	1,500,021
Class F, 8.871% 5/15/54 (b)	340,000	341,593
Volkswagen Auto Lease Trust 2024- Series 2024-A Class A3, 5.21% 6/21/27	1,010,000	1,006,829
Voya Clo 2023-1 Ltd. Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.800% 7.1702% 1/20/37 (b)(e)(f)	2,007,000	2,031,082
Voya Clo Ltd. Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.520% 6.8461% 4/15/37 (b)(e)(f)	2,051,000	2,054,224
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7482% 7/19/34 (b)(e)(f)	851,000	852,602
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7362% 10/20/34 (b)(e)(f)	4,736,000	4,749,962
Voya CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7393% 7/16/34 (b)(e)(f)	860,000	861,429
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/29	2,400,000	2,388,302
Wheels Fleet Lease Funding 1 L:
Series 2023-2A Class A, 6.46% 8/18/38 (b)	1,800,000	1,815,872
Series 2024-1A Class A1, 5.49% 2/18/39 (b)	1,400,000	1,396,955
Willis Engine Structured Trust Vi Series 2023-A Class A, 8% 10/15/48 (b)	862,239	909,679
World Omni Auto Receivables Trust:
Series 2023 B Class A3, 4.66% 5/15/28	944,000	933,889
Series 2023-C Class A3, 5.15% 11/15/28	514,000	511,813
Series 2024-B Class A3, 5.27% 9/17/29	800,000	798,604
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	534,062	533,714
TOTAL ASSET-BACKED SECURITIES (Cost $326,161,027)		325,520,788

Collateralized Mortgage Obligations - 1.9%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.3%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(e)	154,382	151,520
Bravo Residential Funding Trust sequential payer Series 2023-RPL1 Class A1, 5% 5/25/63 (b)	1,125,148	1,097,015
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	629,174	617,606
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(e)	1,463,000	1,395,556
COMM Mortgage Trust Series 2015-LC19 Class C, 4.2118% 2/10/48 (e)	255,000	236,907
Gs Mtg-Backed Securities Trust 2024-Rpl Series 2024-RPL2 Class A1, 3.75% 7/25/61 (b)	390,780	369,288
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	375,274	344,075
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	383,770	348,262
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	208,130	187,827
Nymt Loan Trust 2024-Cp1 sequential payer Series 2024-CP1 Class A1, 3.75% 2/25/68 (b)	486,456	443,669
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	171,721	165,037
Ocwen Loan Invest Trust Series 2024-HB1 Class A, 3% 2/25/37 (b)	205,137	194,518
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(e)	311,082	274,250
Pret 2024-Rpl1 Trust sequential payer Series 2024-RPL1 Class A1, 3.9% 10/25/63 (b)	964,720	902,570
Prpm 2024-Rcf3 LLC Series 2024-RCF3 Class A1, 4% 5/25/54 (b)	1,298,000	1,240,178
Prpm 2024-Rpl2 LLC Series 2024-RPL2 Class A1, 3.5% 5/25/54 (b)(e)	1,300,000	1,223,430
PRPM, LLC Series 2024-RPL1 Class A1, 4.2% 12/25/64 (b)	2,786,153	2,649,487
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	632,666	581,579
TOTAL PRIVATE SPONSOR		12,422,774
U.S. Government Agency - 1.6%
Fannie Mae:
floater:
Series 2001-38 Class QF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.090% 6.4182% 8/25/31 (e)(f)	1,963	1,974
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2382% 2/25/32 (e)(f)	223	223
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4379% 3/18/32 (e)(f)	410	412
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 4/25/32 (e)(f)	850	854
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 10/25/32 (e)(f)	556	558
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1882% 1/25/32 (e)(f)	207	207
Series 2002-74 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.8882% 11/25/32 (e)(f)	5,969	5,963
Series 2002-75 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 11/25/32 (e)(f)	833	837
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6618% 12/25/33 (e)(n)(o)	8,370	1,045
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2418% 11/25/36 (e)(n)(o)	6,053	494
Series 2010-15 Class FJ, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3682% 6/25/36 (e)(f)	171,447	172,076
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	1,860	1,870
Series 1999-32 Class PL, 6% 7/25/29	2,504	2,506
Series 1999-33 Class PK, 6% 7/25/29	1,805	1,806
Series 2001-52 Class YZ, 6.5% 10/25/31	362	366
Series 2003-70 Class BJ, 5% 7/25/33	13,510	13,154
Series 2005-64 Class PX, 5.5% 6/25/35	2,246	2,237
Series 2005-68 Class CZ, 5.5% 8/25/35	185,116	184,516
Series 2005-81 Class PC, 5.5% 9/25/35	4,732	4,740
Series 2006-12 Class BO 10/25/35 (p)	5,640	4,866
Series 2006-15 Class OP 3/25/36 (p)	8,200	6,749
Series 2006-45 Class OP 6/25/36 (p)	2,530	2,033
Series 2006-62 Class KP 4/25/36 (p)	4,049	3,273
Series 2010-118 Class PB, 4.5% 10/25/40	140,880	137,156
Series 2012-149:
Class DA, 1.75% 1/25/43	43,743	39,543
Class GA, 1.75% 6/25/42	51,625	46,347
Series 2017-32 Class PA, 2.7% 5/25/47	5,434,000	4,767,562
Series 2017-37 Class AB, 2.55% 9/25/46	1,074,588	950,120
Series 2021-45 Class DA, 3% 7/25/51	381,466	329,875
Series 2021-69 Class JK, 1.5% 10/25/51	201,417	163,102
Series 2022-2 Class TH, 2.5% 2/25/52	157,718	139,306
Series 2022-20 Class HC, 2.5% 4/25/52	2,038,814	1,790,138
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	323	329
Series 1999-25 Class Z, 6% 6/25/29	1,974	1,955
Series 2001-20 Class Z, 6% 5/25/31	2,348	2,352
Series 2001-31 Class ZC, 6.5% 7/25/31	1,104	1,104
Series 2002-16 Class ZD, 6.5% 4/25/32	1,054	1,066
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1118% 11/25/32 (e)(n)(o)	1,244	25
Series 2004-52 Class KZ, 5.5% 7/25/34	64,202	63,370
Series 2004-91 Class Z, 5% 12/25/34	145,443	141,605
Series 2005-117 Class JN, 4.5% 1/25/36	11,038	10,660
Series 2005-14 Class ZB, 5% 3/25/35	44,829	43,646
Series 2006-72 Class CY, 6% 8/25/26	9,347	9,334
Series 2009-59 Class HB, 5% 8/25/39	80,814	79,160
Series 2012-67 Class AI, 4.5% 7/25/27 (n)	928	14
Series 2020-101 Class BA, 1.5% 9/25/45	267,186	224,431
Series 2020-43 Class MA, 2% 1/25/45	640,440	569,203
Series 2020-49:
Class JA, 2% 8/25/44	106,506	95,368
Class LA, 2% 3/25/43	2,889,592	2,644,357
Series 2020-51 Class BA, 2% 6/25/46	766,214	645,399
Series 2020-80 Class BA, 1.5% 3/25/45	396,403	334,936
Series 2021-68 Class A, 2% 7/25/49	222,216	170,654
Series 2021-85 Class L, 2.5% 8/25/48	123,098	104,770
Series 2021-95:
Class 0, 2.5% 9/25/48	600,742	512,911
Class BA, 2.5% 6/25/49	902,536	769,165
Series 2021-96:
Class AH, 2.5% 3/25/49	4,356,987	3,756,155
Class HA, 2.5% 2/25/50	194,551	165,412
Series 2022-1 Class KA, 3% 5/25/48	187,311	166,445
Series 2022-11 Class B, 3% 6/25/49	228,912	204,852
Series 2022-13:
Class HA, 3% 8/25/46	216,057	196,423
Class JA, 3% 5/25/48	414,053	371,949
Class MA, 3% 5/25/44	3,394,559	3,133,903
Series 2022-15 Class GC, 3% 1/25/47	200,942	181,985
Series 2022-17 Class BH, 3% 5/25/47	219,928	200,259
Series 2022-25 Class AB, 4% 9/25/47	389,924	369,561
Series 2022-3:
Class D, 2% 2/25/48	876,991	757,851
Class N, 2% 10/25/47	2,239,949	1,900,593
Series 2022-30 Class E, 4.5% 7/25/48	491,815	470,313
Series 2022-4 Class B, 2.5% 5/25/49	142,217	121,090
Series 2022-49 Class TC, 4% 12/25/48	154,897	145,223
Series 2022-5:
Class 0, 2.5% 6/25/48	285,312	246,022
Class BA, 2.5% 12/25/49	364,895	304,794
Class DA, 2.25% 11/25/47	802,118	693,934
Series 2022-69 Class AB, 4.5% 1/25/44	659,874	629,116
Series 2022-7:
Class A, 3% 5/25/48	267,019	237,278
Class E, 2.5% 11/25/47	870,912	763,342
Series 2022-9 Class BA, 3% 5/25/48	225,657	200,510
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2018% 12/25/36 (e)(n)(o)	4,016	335
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0018% 5/25/37 (e)(n)(o)	2,029	186
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6618% 3/25/33 (e)(n)(o)	438	39
Series 2005-72 Class ZC, 5.5% 8/25/35	33,326	32,893
Series 2005-79 Class ZC, 5.9% 9/25/35	19,849	19,707
Series 2007-66 Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 6.9707% 7/25/37 (e)(f)(o)	2,611	2,932
Series 2010-135 Class ZA, 4.5% 12/25/40	8,311	8,002
Series 2010-150 Class ZC, 4.75% 1/25/41	76,119	73,320
Series 2010-39 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.030% 6.3582% 3/25/36 (e)(f)	116,677	117,027
Series 2010-95 Class ZC, 5% 9/25/40	160,416	156,905
Series 2011-39 Class ZA, 6% 11/25/32	9,634	9,781
Series 2011-4 Class PZ, 5% 2/25/41	25,296	23,692
Series 2011-67 Class AI, 4% 7/25/26 (n)	2,887	52
Series 2012-100 Class WI, 3% 9/25/27 (n)	21,040	661
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1118% 6/25/41 (e)(n)(o)	1,295	6
Series 2013-133 Class IB, 3% 4/25/32 (n)	5,661	81
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6118% 1/25/44 (e)(n)(o)	9,710	832
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2818% 6/25/35 (e)(n)(o)	10,884	664
Series 2015-42 Class IL, 6% 6/25/45 (n)	56,203	8,975
Series 2015-70 Class JC, 3% 10/25/45	63,297	58,668
Series 2017-30 Class AI, 5.5% 5/25/47 (n)	31,628	5,096
Series 2018-45 Class GI, 4% 6/25/48 (n)	390,440	83,545
Series 2020-39 Class MG, 1.5% 6/25/40	1,115,780	905,031
Series 2020-45:
Class JC, 1.5% 7/25/40	1,136,446	921,099
Class JL, 3% 7/25/40	19,261	16,997
Series 2020-59 Class MC, 1.5% 8/25/40	1,249,360	1,012,816
Series 2021-21 Class HG, 2% 11/25/47	2,203,061	1,907,469
Series 2021-59 Class H, 2% 6/25/48	125,291	98,890
Series 2021-66:
Class DA, 2% 1/25/48	135,578	107,550
Class DM, 2% 1/25/48	144,081	114,295
Series 2022-28 Class A, 2.5% 2/25/52	722,094	659,074
Series 2023-13 Class CK, 1.5% 11/25/50	1,319,371	1,013,460
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (n)	2,082	314
Series 343 Class 16, 5.5% 5/25/34 (n)	1,936	294
Series 348 Class 14, 6.5% 8/25/34 (e)(n)	1,268	233
Series 351 Class 13, 6% 3/25/34 (n)	1,204	209
Series 384 Class 6, 5% 7/25/37 (n)	8,133	1,330
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2382% 1/15/32 (e)(f)	162	161
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 3/15/32 (e)(f)	238	239
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 3/15/32 (e)(f)	224	225
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 6/15/31 (e)(f)	383	384
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 3/15/32 (e)(f)	137	137
Series 2526 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.8382% 11/15/32 (e)(f)	2,814	2,803
Series 2711 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 2/15/33 (e)(f)	45,322	45,409
floater planned amortization class Series 2770 Class FH, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.8382% 3/15/34 (e)(f)	64,222	63,490
planned amortization class:
Series 2021-5141 Class JM, 1.5% 4/25/51	148,899	119,955
Series 2021-5148:
Class AD, 1.5% 10/25/51	200,637	161,728
Class PC, 1.5% 10/25/51	198,815	158,440
Series 2022-5214 Class CG, 3.5% 4/25/52	286,893	263,811
Series 2022-5220 Class PK, 3.5% 1/25/51	459,427	423,231
Series 2095 Class PE, 6% 11/15/28	2,387	2,393
Series 2101 Class PD, 6% 11/15/28	1,313	1,316
Series 2121 Class MG, 6% 2/15/29	1,026	1,029
Series 2131 Class BG, 6% 3/15/29	7,196	7,220
Series 2137 Class PG, 6% 3/15/29	1,191	1,195
Series 2154 Class PT, 6% 5/15/29	1,921	1,927
Series 2162 Class PH, 6% 6/15/29	370	370
Series 2520 Class BE, 6% 11/15/32	4,083	4,119
Series 2693 Class MD, 5.5% 10/15/33	8,987	8,889
Series 2802 Class OB, 6% 5/15/34	6,882	6,908
Series 2996 Class MK, 5.5% 6/15/35	2,184	2,177
Series 3002 Class NE, 5% 7/15/35	9,501	9,359
Series 3110 Class OP 9/15/35 (p)	1,463	1,389
Series 3119 Class PO 2/15/36 (p)	9,503	7,525
Series 3123 Class LO 3/15/36 (p)	5,352	4,275
Series 3189 Class PD, 6% 7/15/36	8,979	9,156
Series 3258 Class PM, 5.5% 12/15/36	3,090	3,104
Series 3415 Class PC, 5% 12/15/37	29,999	29,532
Series 3832 Class PE, 5% 3/15/41	38,292	37,661
Series 3857 Class ZP, 5% 5/15/41	326,113	319,475
Series 4135 Class AB, 1.75% 6/15/42	39,742	35,897
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	928	934
Series 2017-4690 Class CA, 3% 11/15/36	1,920,743	1,794,694
Series 2020-4993 Class LA, 2% 8/25/44	609,786	546,403
Series 2020-5018:
Class LC, 3% 10/25/40	130,204	115,169
Class LY, 3% 10/25/40	99,021	87,568
Series 2020-5058 Class BE, 3% 11/25/50	439,935	372,479
Series 2021-5083 Class BA, 2.5% 5/25/32	822,579	801,221
Series 2021-5115 Class A, 2% 3/25/40	547,109	470,892
Series 2021-5139 Class JC, 2% 8/25/40	521,787	443,569
Series 2021-5147 Class WN, 2% 1/25/40	563,802	479,548
Series 2021-5169:
Class BA, 2.5% 5/25/49	568,838	483,110
Class TP, 2.5% 6/25/49	203,750	173,431
Series 2021-5175 Class CB, 2.5% 4/25/50	703,123	596,178
Series 2021-5178:
Class CT, 2% 11/25/40	570,452	481,250
Class TP, 2.5% 4/25/49	489,793	416,885
Series 2021-5180 Class KA, 2.5% 10/25/47	140,745	121,435
Series 2022-5189:
Class DA, 2.5% 5/25/49	125,345	105,165
Class TP, 2.5% 5/25/49	317,216	266,114
Series 2022-5190:
Class BA, 2.5% 11/25/47	138,493	119,353
Class CA, 2.5% 5/25/49	265,783	222,917
Series 2022-5191 Class CA, 2.5% 4/25/50	165,646	139,553
Series 2022-5197:
Class A, 2.5% 6/25/49	265,784	222,917
Class DA, 2.5% 11/25/47	105,147	90,740
Series 2022-5198 Class BA, 2.5% 11/25/47	440,099	385,808
Series 2022-5200 Class LA, 3% 10/25/48	577,484	514,883
Series 2022-5202:
Class AG, 3% 1/25/49	140,807	125,230
Class BC, 3% 5/25/48	580,886	516,159
Class LB, 2.5% 10/25/47	112,513	97,197
Class UA, 3% 4/25/50	218,487	191,745
Series 2022-5210 Class TA, 3.5% 11/25/46	130,111	118,551
Series 2135 Class JE, 6% 3/15/29	403	406
Series 2145 Class MZ, 6.5% 4/15/29	7,399	7,411
Series 2274 Class ZM, 6.5% 1/15/31	719	720
Series 2281 Class ZB, 6% 3/15/30	1,262	1,273
Series 2303 Class ZV, 6% 4/15/31	3,782	3,824
Series 2357 Class ZB, 6.5% 9/15/31	13,053	13,153
Series 2502 Class ZC, 6% 9/15/32	1,564	1,577
Series 2519 Class ZD, 5.5% 11/15/32	2,303	2,301
Series 2877 Class ZD, 5% 10/15/34	180,030	175,662
Series 2998 Class LY, 5.5% 7/15/25	546	544
Series 3007 Class EW, 5.5% 7/15/25	1,768	1,762
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1618% 2/15/36 (e)(n)(o)	2,953	219
Series 2013-4281 Class AI, 4% 12/15/28 (n)	600	4
Series 2017-4683 Class LM, 3% 5/15/47	80,045	74,886
Series 2020-5000 Class BA, 2% 4/25/45	560,595	494,045
Series 2020-5041:
Class LA, 1.5% 11/25/40	1,293,922	1,046,433
Class LB, 3% 11/25/40	221,583	196,127
Series 2020-5046 Class PT, 1.5% 11/25/40	982,377	794,360
Series 2021-5077 Class ME, 2% 8/15/48	5,395,901	4,447,066
Series 2021-5083 Class VA, 1% 8/15/38	488,409	454,370
Series 2021-5092 Class CL, 3% 4/25/41	1,509,055	1,318,212
Series 2021-5176 Class AG, 2% 1/25/47	529,486	446,514
Series 2021-5182 Class A, 2.5% 10/25/48	918,994	784,104
Series 2022-5213 Class AH, 2.25% 4/25/37	514,599	465,432
Series 2022-5214 Class CB, 3.25% 4/25/52	876,616	798,576
Series 2022-5236 Class P, 5% 4/25/48	256,757	251,536
Series 2022-5266 Class CD, 4.5% 10/25/44	565,111	546,841
Series 2933 Class ZM, 5.75% 2/15/35	43,437	43,764
Series 2947 Class XZ, 6% 3/15/35	17,206	17,414
Series 2996 Class ZD, 5.5% 6/15/35	28,755	28,767
Series 3237 Class C, 5.5% 11/15/36	38,623	38,741
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2218% 11/15/36 (e)(n)(o)	12,675	985
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1418% 6/15/37 (e)(n)(o)	8,385	777
Series 3843 Class PZ, 5% 4/15/41	239,037	234,597
Series 3949 Class MK, 4.5% 10/15/34	6,555	6,375
Series 4055 Class BI, 3.5% 5/15/31 (n)	2,670	14
Series 4314 Class AI, 5% 3/15/34 (n)	752	12
Series 4427 Class LI, 3.5% 2/15/34 (n)	26,690	1,249
Series 4471 Class PA 4% 12/15/40	24,032	23,284
target amortization class:
Series 2007-3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.6882% 5/15/37 (e)(f)	10,440	10,169
Series 2156 Class TC, 6.25% 5/15/29	466	466
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	818	823
Series 2056 Class Z, 6% 5/15/28	1,959	1,962
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 2021-5165 Class PC, 1.5% 11/25/51	255,290	206,208
sequential payer:
Series 2021-5159:
Class EA, 2.5% 8/25/48	200,479	170,863
Class GC, 2% 11/25/47	112,733	96,200
Series 2021-5164 Class M, 2.5% 7/25/48	204,341	174,255
Series 4341 Class ML, 3.5% 11/15/31	159,424	151,855
Series 4386 Class AZ, 4.5% 11/15/40	92,185	87,402
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2559% 6/16/37 (e)(n)(o)	5,228	433
Series 2007-59 Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9346% 7/20/37 (e)(f)	39,091	38,640
Series 2008-2 Class FD, CME Term SOFR 1 Month Index + 0.590% 5.9146% 1/20/38 (e)(f)	9,973	9,847
Series 2008-73 Class FA, CME Term SOFR 1 Month Index + 0.970% 6.2946% 8/20/38 (e)(f)	56,132	56,257
Series 2008-83 Class FB, CME Term SOFR 1 Month Index + 1.010% 6.3346% 9/20/38 (e)(f)	40,597	40,736
Series 2009-108 Class CF, CME Term SOFR 1 Month Index + 0.710% 6.0341% 11/16/39 (e)(f)	53,101	52,597
Series 2009-116 Class KF, CME Term SOFR 1 Month Index + 0.640% 5.9641% 12/16/39 (e)(f)	31,555	31,185
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9827% 3/20/60 (e)(f)(m)	32,915	32,887
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7627% 7/20/60 (e)(f)(m)	349,078	347,940
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7386% 9/20/60 (e)(f)(m)	342,331	340,962
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7386% 8/20/60 (e)(f)(m)	300,519	299,299
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8186% 12/20/60 (e)(f)(m)	147,370	146,931
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 12/20/60 (e)(f)(m)	110,831	110,661
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 2/20/61 (e)(f)(m)	102,940	102,755
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9286% 2/20/61 (e)(f)(m)	142,938	142,674
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 4/20/61 (e)(f)(m)	117,321	117,151
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (e)(f)(m)	130,609	130,402
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (e)(f)(m)	133,205	133,024
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9686% 6/20/61 (e)(f)(m)	142,487	142,338
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.9886% 9/20/61 (e)(f)(m)	48,338	48,296
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 10/20/61 (e)(f)(m)	140,188	140,148
Series 2012-98 Class FA, CME Term SOFR 1 Month Index + 0.510% 5.8346% 8/20/42 (e)(f)	43,018	41,911
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 11/20/61 (e)(f)(m)	148,030	148,181
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 1/20/62 (e)(f)(m)	79,280	79,359
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 1/20/62 (e)(f)(m)	148,431	148,447
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 3/20/62 (e)(f)(m)	81,858	81,823
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.0886% 5/20/61 (e)(f)(m)	2,158	2,140
Series 2013-H19 Class FC, CME Term SOFR 1 Month Index + 0.600% 6.0386% 8/20/63 (e)(f)(m)	6,111	6,109
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 1/20/64 (e)(f)(m)	9,532	9,530
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 6.0386% 12/20/63 (e)(f)(m)	17,874	17,868
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 6/20/64 (e)(f)(m)	33,287	33,237
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7186% 5/20/63 (e)(f)(m)	3,538	3,469
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6386% 4/20/63 (e)(f)(m)	3,043	3,005
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8386% 12/20/62 (e)(f)(m)	1,737	1,709
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	233,663	230,966
Series 2011-136 Class WI, 4.5% 5/20/40 (n)	12,781	724
Series 2011-68 Class EC, 3.5% 4/20/41	20,711	19,803
Series 2016-69 Class WA, 3% 2/20/46	45,250	40,655
Series 2017-134 Class BA, 2.5% 11/20/46	60,036	52,910
Series 2017-153 Class GA, 3% 9/20/47	120,665	106,012
Series 2017-182 Class KA, 3% 10/20/47	96,320	85,269
Series 2018-13 Class Q, 3% 4/20/47	117,193	106,395
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	14,257	13,806
Series 2010-160 Class DY, 4% 12/20/40	114,655	108,400
Series 2010-170 Class B, 4% 12/20/40	25,306	23,898
Series 2011-69 Class GX, 4.5% 5/16/40	165,539	163,795
Series 2014-H04 Class HA, 2.75% 2/20/64 (m)	59,265	58,162
Series 2017-139 Class BA, 3% 9/20/47	211,669	184,846
Series 2018-H12 Class HA, 3.25% 8/20/68 (m)	406,154	387,671
Series 2004-22 Class M1, 5.5% 4/20/34	87,647	87,624
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0659% 5/16/34 (e)(n)(o)	2,954	157
Series 2010-116 Class QB, 4% 9/16/40	8,489	7,959
Series 2010-169 Class Z, 4.5% 12/20/40	391,512	351,076
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7627% 5/20/60 (e)(f)(m)	23,556	23,486
Series 2010-H16 Class BA, 3.55% 7/20/60 (m)	22,684	21,561
Series 2010-H18 Class PL, 5.0087% 9/20/60 (e)(m)	4,629	4,573
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6654% 7/20/41 (e)(n)(o)	10,562	806
Series 2013-149 Class MA, 2.5% 5/20/40	66,903	64,327
Series 2013-H01 Class FA, 1.65% 1/20/63 (m)	8	8
Series 2013-H04 Class BA, 1.65% 2/20/63 (m)	173	155
Series 2014-2 Class BA, 3% 1/20/44	226,863	201,953
Series 2014-21 Class HA, 3% 2/20/44	84,648	76,012
Series 2014-25 Class HC, 3% 2/20/44	145,797	129,287
Series 2014-5 Class A, 3% 1/20/44	118,569	105,560
Series 2015-H13 Class HA, 2.5% 8/20/64 (m)	667	636
Series 2015-H30 Class HA, 1.75% 9/20/62 (e)(m)	13,513	12,986
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.51% 5/20/66 (e)(f)(m)	186,686	185,938
Series 2017-186 Class HK, 3% 11/16/45	123,714	110,787
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.36% 8/20/66 (e)(f)(m)	298,119	296,635
Series 2090-118 Class XZ, 5% 12/20/39	857,121	842,972
TOTAL U.S. GOVERNMENT AGENCY		70,790,520
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $83,956,680)		83,213,294

Commercial Mortgage Securities - 5.2%
	Principal Amount (a)	Value ($)
Arbor Multifamily Mortgage Securities Trust sequential payer Series 2021-MF2 Class ASB, 2.2446% 6/15/54 (b)	1,500,000	1,322,942
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.467% 1/15/39 (b)(e)(f)	1,005,000	998,091
Class B, CME Term SOFR 1 Month Index + 1.550% 6.867% 1/15/39 (b)(e)(f)	190,000	187,803
Class C, CME Term SOFR 1 Month Index + 2.150% 7.467% 1/15/39 (b)(e)(f)	136,000	134,230
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	1,500,000	1,425,853
Class ANM, 3.112% 11/5/32 (b)	778,000	700,133
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	132,000	112,189
Class CNM, 3.7186% 11/5/32 (b)(e)	100,000	70,991
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	800,000	748,776
Series 2018-BN10:
Class A5, 3.688% 2/15/61	690,000	647,765
Class ASB, 3.641% 2/15/61	371,581	360,674
Series 2018-BN14 Class A4, 4.231% 9/15/60	1,600,000	1,521,822
Series 2019-BN19 Class ASB, 3.071% 8/15/61	630,000	593,145
Series 2019-BN20 Class ASB, 2.933% 9/15/62	100,000	93,324
Series 2019-BN21 Class A5, 2.851% 10/17/52	962,049	836,230
Series 2019-BN23 Class ASB, 2.846% 12/15/52	100,000	93,166
Series 2023-BNK45 Class B, 6.148% 2/15/56 (e)	200,000	199,988
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	300,000	282,791
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8243% 7/15/49 (e)	713,000	669,173
BANK Trust sequential payer Series 2017-BNK5 Class A5, 3.39% 6/15/60	1,000,000	938,477
Bank5 2023-5Yr3 sequential payer Series 2023-5YR3 Class A3, 6.724% 9/15/56	600,000	625,409
BBCMS Mortgage Trust:
sequential payer:
Series 2021-C10 Class ASB, 2.268% 7/15/54	200,000	177,228
Series 2023-C21 Class A3, 6.2964% 9/15/56 (e)	400,000	417,034
Series 2024-C26 Class C, 6% 5/15/57	150,000	145,990
Series 2022-C16 Class B, 4.6% 6/15/55	200,000	181,732
Bbcms Mtg Trust 2024-5C25 sequential payer Series 2024-5C25 Class A3, 5.946% 3/15/57	1,000,000	1,017,175
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B2 Class ASB, 3.7802% 2/15/51	786,406	764,918
Series 2018-B4 Class A5, 4.121% 7/15/51	4,151,000	3,931,706
Series 2019-B15 Class AAB, 2.859% 12/15/72	200,000	187,634
Series 2021-B28 Class ASB, 1.9804% 8/15/54	2,000,000	1,720,571
Series 2021-B29 Class ASB, 2.205% 9/15/54	5,200,000	4,539,562
Series 2024-V6 Class A3, 5.9255% 3/15/29	800,000	813,218
Series 2019-B12 Class XA, 1.0238% 8/15/52 (e)(n)	7,711,854	244,952
Series 2019-B14 Class XA, 0.7684% 12/15/62 (e)(n)	4,504,918	107,304
BLP Commercial Mortgage Trust sequential payer Series 2024-IND2 Class A, CME Term SOFR 1 Month Index + 1.340% 6.6589% 3/15/41 (b)(e)(f)	1,328,000	1,328,831
BMP floater Series 2024-MF23:
Class B, CME Term SOFR 1 Month Index + 1.640% 7.0614% 6/15/41 (b)(e)(f)	1,023,000	1,020,762
Class C, CME Term SOFR 1 Month Index + 1.840% 7.2611% 6/15/41 (b)(e)(f)	723,000	721,417
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2148% 4/15/37 (b)(e)(f)	3,387,000	3,406,052
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7638% 4/15/37 (b)(e)(f)	900,000	903,375
Brookfield floater Series 2024-MF23 Class A, CME Term SOFR 1 Month Index + 1.370% 6.8118% 6/15/41 (b)(e)(f)	2,072,000	2,068,109
Bx 2024 Vlt4 floater Series 2024-VLT4 Class E, 8.519% 7/15/29 (b)(e)	657,000	655,358
BX Commercial Mortgage Trust:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.340% 6.6633% 4/15/34 (b)(e)(f)	614,000	606,352
Class C, CME Term SOFR 1 Month Index + 1.640% 6.9633% 4/15/34 (b)(e)(f)	406,000	398,920
Class D, CME Term SOFR 1 Month Index + 1.940% 7.2633% 4/15/34 (b)(e)(f)	426,000	417,510
Series 2021-LBA:
Class AJV, CME Term SOFR 1 Month Index + 0.910% 6.2315% 2/15/36 (b)(e)(f)	200,000	199,225
Class EJV, CME Term SOFR 1 Month Index + 2.110% 7.4315% 2/15/36 (b)(e)(f)	1,345,000	1,324,825
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1206% 10/15/36 (b)(e)(f)	2,316,000	2,292,840
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3303% 10/15/36 (b)(e)(f)	268,000	263,980
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5301% 10/15/36 (b)(e)(f)	2,044,000	2,009,508
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7298% 10/15/36 (b)(e)(f)	349,000	342,674
Class E, CME Term SOFR 1 Month Index + 2.060% 7.379% 10/15/36 (b)(e)(f)	2,036,000	2,005,460
Series 2021-SOAR:
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8315% 6/15/38 (b)(e)(f)	1,227,433	1,218,260
Class E, CME Term SOFR 1 Month Index + 1.910% 7.2315% 6/15/38 (b)(e)(f)	2,873,070	2,847,930
Class G, CME Term SOFR 1 Month Index + 2.910% 8.2315% 6/15/38 (b)(e)(f)	1,315,107	1,303,600
Series 2021-VOLT:
Class D, CME Term SOFR 1 Month Index + 1.760% 7.0813% 9/15/36 (b)(e)(f)	1,000,000	990,625
Class E, CME Term SOFR 1 Month Index + 2.110% 7.4313% 9/15/36 (b)(e)(f)	1,000,000	991,250
Series 2022-IND Class A, CME Term SOFR 1 Month Index + 1.490% 6.8078% 4/15/37 (b)(e)(f)	1,810,736	1,810,170
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3297% 2/15/39 (b)(e)(f)	2,018,734	2,013,730
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6291% 2/15/39 (b)(e)(f)	772,543	765,785
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8785% 2/15/39 (b)(e)(f)	608,071	602,372
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2776% 2/15/39 (b)(e)(f)	608,071	603,523
Series 2023-VLT3 Class C, CME Term SOFR 1 Month Index + 3.430% 8.7548% 11/15/28 (b)(e)(f)	1,000,000	1,001,921
Series 2023-XL3:
Class A, CME Term SOFR 1 Month Index + 1.760% 7.0782% 12/9/40 (b)(e)(f)	1,731,000	1,741,278
Class B, CME Term SOFR 1 Month Index + 2.190% 7.5076% 12/9/40 (b)(e)(f)	389,000	391,188
Class C, CME Term SOFR 1 Month Index + 2.640% 7.9569% 12/9/40 (b)(e)(f)	207,000	208,553
floater sequential payer:
Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3633% 4/15/34 (b)(e)(f)	383,377	380,035
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.1015% 6/15/38 (b)(e)(f)	4,473,116	4,442,474
Series 2024-XL5 Class A, CME Term SOFR 1 Month Index + 1.390% 6.7084% 3/15/41 (b)(e)(f)	7,358,273	7,362,876
Series 2019-OC11:
Class E, 3.944% 12/9/41 (b)(e)	1,363,000	1,143,247
Class XA, 0.742% 12/9/41 (b)(e)(n)	50,900,000	1,794,368
BX Commercial Mortgage Trust 2024-Xl4:
floater:
Series 2024-XL4 Class B, CME Term SOFR 1 Month Index + 1.790% 7.1083% 2/15/39 (b)(e)(f)	361,479	361,366
Series 2024-XL5:
Class B, CME Term SOFR 1 Month Index + 1.690% 7.008% 3/15/41 (b)(e)(f)	1,257,226	1,255,653
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2576% 3/15/41 (b)(e)(f)	1,668,630	1,668,108
floater sequential payer Series 2024-XL4 Class A, CME Term SOFR 1 Month Index + 1.440% 6.7588% 2/15/39 (b)(e)(f)	2,799,248	2,803,622
BX Commercial Mtg Trust floater Series 2024-MDHS:
Class A, 6.8415% 5/15/41 (b)(e)	4,671,000	4,676,839
Class E, CME Term SOFR 1 Month Index + 3.680% 9.0383% 5/15/41 (b)(e)(f)	1,000,000	1,002,500
Bx Commercial Mtg Trust 2024-King floater Series 2024-KING Class E, CME Term SOFR 1 Month Index + 3.680% 8.988% 5/15/34 (b)(e)(f)	2,000,000	1,994,903
BX Trust floater:
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4818% 8/15/39 (b)(e)(f)	2,318,725	2,328,869
Series 2022-IND:
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2568% 4/15/37 (b)(e)(f)	688,287	688,287
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6068% 4/15/37 (b)(e)(f)	155,587	155,538
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1558% 4/15/37 (b)(e)(f)	130,397	130,596
Series 2024-CNYN:
Class A, CME Term SOFR 1 Month Index + 1.440% 6.7586% 4/15/29 (b)(e)(f)	4,978,000	4,981,111
Class B, CME Term SOFR 1 Month Index + 1.690% 7.0083% 4/15/29 (b)(e)(f)	793,000	792,752
Class C, CME Term SOFR 1 Month Index + 1.940% 7.2579% 4/15/29 (b)(e)(f)	659,000	658,794
Series 2024-VLT4 Class F, CME Term SOFR 1 Month Index + 3.930% 9.2679% 7/15/29 (b)(e)(f)	1,750,000	1,745,625
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.360% 6.684% 12/15/37 (b)(e)(f)	100,000	100,039
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	1,833,060	1,668,751
CFCRE Commercial Mortgage Trust sequential payer:
Series 2016-C7 Class A2, 3.5853% 12/10/54	228,740	216,723
Series 2017-C8 Class A3, 3.3048% 6/15/50	245,012	229,947
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1 Class A3, 3.197% 8/15/50	290,294	271,825
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2016-C1 Class A4, 3.209% 5/10/49	400,000	381,884
Series 2018-B2 Class A4, 4.009% 3/10/51	1,700,000	1,608,117
Series 2019-GC41 Class AAB, 2.7198% 8/10/56	800,000	749,507
Series 2020-GC46 Class AAB, 2.614% 2/15/53	500,000	461,113
Series 2015-GC27 Class A5, 3.137% 2/10/48	400,000	395,004
Series 2015-GC29 Class XA, 1.0098% 4/10/48 (e)(n)	2,645,441	13,581
Series 2023-PRM3 Class C, 6.3597% 7/10/28 (b)(e)	244,000	242,554
Series 2023-SMRT Class C, 5.8524% 10/12/40 (b)(e)	150,000	146,900
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	81,916	81,703
Series 2015-DC1 Class A4, 3.078% 2/10/48	1,005,296	996,436
Series 2014-CR17 Class XA, 0.7116% 5/10/47 (e)(n)	318,972	3
Series 2014-CR20 Class C, 4.4458% 11/10/47 (e)	145,000	141,334
Series 2014-LC17 Class XA, 0.6416% 10/10/47 (e)(n)	1,928,621	19
Series 2015-DC1 Class C, 4.2741% 2/10/48 (e)	298,000	272,727
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/52	824,434	784,026
CPT Mortgage Trust sequential payer Series 2019-CPT Class E, 2.9968% 11/13/39 (b)(e)	100,000	70,541
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	371,616	349,884
CSAIL 2018-CX12 Commercial Mortgage Trust sequential payer Series 2018-CX12 Class A3, 3.9585% 8/15/51	280,000	265,783
CSAIL Commercial Mortgage Trust sequential payer:
Series 2017-CX10 Class ASB, 3.3269% 11/15/50	546,580	530,764
Series 2019-C15 Class A4, 4.0529% 3/15/52	4,481,768	4,204,589
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 Month Index + 2.290% 7.614% 12/15/30 (b)(e)(f)	1,296,000	1,194,360
District of Columbia Commercial Mtg Trust 2023-District of Columbia Series 2023-DC Class D, 7.1405% 9/12/40 (b)(e)	184,000	181,780
DTP Commercial Mortgage Trust 2023-Ste2 sequential payer Series 2023-STE2:
Class A, 5.8433% 1/15/41 (b)(e)	524,000	521,553
Class D, 6.7308% 1/15/41 (b)(e)	1,100,000	1,086,318
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 11/15/38 (b)(e)(f)	8,091,582	8,025,837
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5517% 11/15/38 (b)(e)(f)	1,134,679	1,126,173
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5115% 7/15/38 (b)(e)(f)	4,389,699	4,386,527
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8115% 7/15/38 (b)(e)(f)	419,980	419,456
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1315% 7/15/38 (b)(e)(f)	309,507	309,120
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6815% 7/15/38 (b)(e)(f)	622,665	622,471
Freddie Mac sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	1,070,937	1,055,498
Series 2015-K049 Class A2, 3.01% 7/25/25	156,631	152,599
Series 2016-K055 Class A2, 2.673% 3/25/26	2,600,000	2,489,006
Series 2019-K736 Class A2, 2.282% 7/25/26	1,400,000	1,325,326
Series 2023-K751 Class A2, 4.412% 3/25/30	300,000	291,840
Series K058 Class A2, 2.653% 8/25/26	1,126,000	1,066,973
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.0801% 11/10/39 (b)(e)	500,000	517,217
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3815% 9/15/31 (b)(e)(f)	648,090	645,096
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3815% 10/15/36 (b)(e)(f)	2,253,000	2,233,286
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5815% 10/15/36 (b)(e)(f)	160,000	157,568
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9815% 10/15/36 (b)(e)(f)	132,000	129,571
sequential payer:
Series 2017-GS6 Class A2, 3.164% 5/10/50	95,259	89,069
Series 2018-GS9 Class A4, 3.992% 3/10/51	200,000	184,406
Series 2019-GC42 Class C, 3.7009% 9/10/52 (e)	355,000	281,353
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.1935% 11/5/38 (b)(e)	1,000,000	933,863
Class F, 4.1935% 11/5/38 (b)(e)	1,000,000	923,530
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.8056% 8/15/39 (b)(e)(f)	2,256,000	2,267,280
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2015-C33 Class A3, 3.5043% 12/15/48	282,040	274,363
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C4:
Class A2, 2.8822% 12/15/49	212,105	200,707
Class ASB, 2.9941% 12/15/49	309,133	298,675
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	476,000	440,300
Class CFX, 4.9498% 7/5/33 (b)	103,000	84,035
Class DFX, 5.3503% 7/5/33 (b)	159,000	123,921
Class XAFX, 1.116% 7/5/33 (b)(e)(n)	2,000,000	44,406
Ksl Commercial Mtg Trust 2023-Ht floater Series 2023-HT Class A, CME Term SOFR 1 Month Index + 2.290% 7.607% 12/15/36 (b)(e)(f)	2,700,000	2,718,563
LBA Trust floater Series 2024-BOLT:
Class E, CME Term SOFR 1 Month Index + 3.680% 8.986% 6/15/26 (b)(e)(f)	1,000,000	997,428
Class F, CME Term SOFR 1 Month Index + 4.430% 9.7848% 6/15/26 (b)(e)(f)	215,000	214,447
LCCM Mortgage Loan Trust sequential payer Series 2017-LC26 Class A3, 3.289% 7/12/50 (b)	1,261,810	1,188,119
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.612% 5/15/39 (b)(e)(f)	2,726,000	2,678,295
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1107% 5/15/39 (b)(e)(f)	1,630,000	1,593,325
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4099% 5/15/39 (b)(e)(f)	913,000	887,893
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8587% 5/15/39 (b)(e)(f)	812,000	771,544
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 3/15/38 (b)(e)(f)	1,199,224	1,181,235
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3115% 3/15/38 (b)(e)(f)	331,261	324,636
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5315% 3/15/38 (b)(e)(f)	208,390	203,701
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8315% 3/15/38 (b)(e)(f)	289,976	282,727
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1815% 3/15/38 (b)(e)(f)	253,606	245,998
Merit floater Series 2021-STOR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 7/15/38 (b)(e)(f)	200,000	199,452
Class G, CME Term SOFR 1 Month Index + 2.860% 8.1815% 7/15/38 (b)(e)(f)	1,500,000	1,488,750
MHC Commercial Mortgage Trust floater Series 2021-MHC Class F, CME Term SOFR 1 Month Index + 2.710% 8.0324% 4/15/38 (b)(e)(f)	1,509,978	1,499,597
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 8.576% 1/15/27 (b)(e)(f)	895,205	891,120
Class G, CME Term SOFR 1 Month Index + 3.950% 9.2743% 1/15/27 (b)(e)(f)	1,115,815	1,110,197
Morgan Stanley Bank of America Merrill Lynch Trust sequential payer Series 2017-C34 Class ASB, 3.354% 11/15/52	858,861	827,170
Morgan Stanley Capital sequential payer Series 2016-UB11 Class A4, 2.782% 8/15/49	1,000,000	934,576
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, CME Term SOFR 1 Month Index + 1.290% 6.614% 8/15/33 (b)(e)(f)(q)	501,600	337,075
Class C, CME Term SOFR 1 Month Index + 1.540% 6.864% 8/15/33 (b)(e)(f)	1,208,000	664,400
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	500,000	472,183
Series 2017-HR2 Class A4, 3.587% 12/15/50	270,000	251,929
Series 2018-L1 Class A3, 4.139% 10/15/51	1,070,000	1,008,736
Series 2019-L2 Class A3, 3.806% 3/15/52	400,000	372,999
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	1,798,000	1,696,958
Series 2024-BPR2 Class A, 7.291% 5/5/29 (b)	210,000	211,902
Series 2017 H1 Class B, 4.075% 6/15/50	515,000	467,549
Series 2017-H1 Class C, 4.281% 6/15/50	180,000	159,626
Series 2017-HR2 Class D, 2.73% 12/15/50	101,000	81,570
Series 2018-H4 Class A4, 4.31% 12/15/51	5,485,000	5,200,773
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(e)	246,000	229,716
Class C, 3.1771% 11/10/36 (b)(e)	235,000	215,919
Series 2024-BPR2 Class X, 1.0733% 5/5/29 (b)(e)(n)	8,000,000	300,182
Open Trust 2023-Air sequential payer Series 2023-AIR:
Class A, CME Term SOFR 1 Month Index + 3.080% 8.4059% 10/15/28 (b)(e)(f)	1,356,140	1,375,635
Class B, CME Term SOFR 1 Month Index + 3.830% 9.1548% 10/15/28 (b)(e)(f)	3,190,918	3,206,885
OPG Trust floater Series 2021-PORT:
Class A, CME Term SOFR 1 Month Index + 0.590% 5.9155% 10/15/36 (b)(e)(f)	175,065	173,332
Class B, CME Term SOFR 1 Month Index + 0.820% 6.1445% 10/15/36 (b)(e)(f)	905,450	894,166
Class C, CME Term SOFR 1 Month Index + 0.940% 6.2635% 10/15/36 (b)(e)(f)	1,576,250	1,554,642
Class G, CME Term SOFR 1 Month Index + 2.510% 7.8295% 10/15/36 (b)(e)(f)	975,000	964,641
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3168% 2/15/39 (b)(e)(f)	457,000	448,169
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9668% 2/15/39 (b)(e)(f)	237,000	230,142
SREIT Trust floater:
Series 2021-FLWR Class F, CME Term SOFR 1 Month Index + 2.780% 8.104% 7/15/36 (b)(e)(f)	1,000,000	995,625
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1621% 11/15/38 (b)(e)(f)	12,516,724	12,470,233
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5111% 11/15/38 (b)(e)(f)	4,748,910	4,719,230
Class C, CME Term SOFR 1 Month Index + 1.440% 6.7603% 11/15/38 (b)(e)(f)	578,902	575,284
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0095% 11/15/38 (b)(e)(f)	380,831	379,170
UBS Commercial Mortgage Trust:
sequential payer:
Series 2017-C7 Class ASB, 3.586% 12/15/50	1,615,272	1,564,972
Series 2018-C12 Class A4, 4.0299% 8/15/51	5,000,000	4,690,158
Series 2017-C7 Class XA, 0.9864% 12/15/50 (e)(n)	1,172,848	32,969
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,382,000	1,105,107
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	1,276,000	1,018,726
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C35 Class A4FL, CME Term SOFR 1 Month Index + 1.160% 6.485% 7/15/48 (b)(e)(f)	2,800,000	2,798,347
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6315% 5/15/31 (b)(e)(f)	953,000	936,026
Series 2021-SAVE Class D, CME Term SOFR 1 Month Index + 2.610% 7.9315% 2/15/40 (b)(e)(f)	460,800	452,760
sequential payer:
Series 2017-C38 Class ASB, 3.261% 7/15/50	544,814	530,555
Series 2017-C42 Class ASB, 3.488% 12/15/50	539,632	523,456
Series 2021-C61 Class ASB, 2.525% 11/15/54	100,000	88,224
Series 2017-C42 Class XA, 0.8591% 12/15/50 (e)(n)	3,494,948	86,080
Series 2018-C46 Class XA, 0.9139% 8/15/51 (e)(n)	2,299,518	48,598
Wells Fargo Commercial Mtg Trust sequential payer Series 2016-C37, Class A4, 3.525% 12/15/49	917,635	880,776
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class ASB, 2.651% 2/15/53	400,000	369,742
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XA, 0.9252% 8/15/47 (e)(n)	484,387	5
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $228,748,789)		226,926,124

Foreign Government and Government Agency Obligations - 1.3%
		Principal Amount (a)	Value ($)
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (b)		125,000	120,823
Angola Republic:
8.25% 5/9/28 (b)		245,000	230,935
8.75% 4/14/32 (b)		200,000	178,600
9.5% 11/12/25 (b)		315,000	321,309
Arab Republic of Egypt:
7.5% 1/31/27 (b)		305,000	298,900
7.5% 2/16/61 (b)		210,000	147,525
7.6003% 3/1/29 (b)		200,000	186,200
7.903% 2/21/48 (b)		200,000	149,028
8.5% 1/31/47 (b)		295,000	229,731
8.7002% 3/1/49 (b)		200,000	158,954
Argentine Republic:
0.75% 7/9/30 (g)		2,950,010	1,678,740
1% 7/9/29		405,245	236,055
3.5% 7/9/41 (g)		460,000	187,910
3.625% 7/9/35 (g)		2,664,989	1,171,762
4.25% 1/9/38 (g)		700,000	333,594
Bahamian Republic 6% 11/21/28 (b)		200,000	178,700
Bank Gospodarstwa Krajowego:
5.375% 5/22/33 (b)		75,000	73,313
6.25% 10/31/28 (b)		70,000	71,750
Barbados Government 6.5% 10/1/29 (b)		145,000	137,614
Bermuda Government:
3.717% 1/25/27 (b)		300,000	284,719
4.75% 2/15/29 (b)		200,000	192,452
Bonos para la Reconstruccion de una Argentina Libre 0% 6/30/25		210,000	194,895
Brazilian Federative Republic:
3.875% 6/12/30		270,000	238,275
6% 10/20/33		200,000	193,300
7.125% 1/20/37		255,000	267,240
8.25% 1/20/34		475,000	542,450
Chilean Republic:
2.45% 1/31/31		515,000	435,980
2.75% 1/31/27		200,000	187,125
3.1% 1/22/61		280,000	170,800
4.34% 3/7/42		200,000	171,313
5.33% 1/5/54		200,000	187,375
Colombian Republic:
3% 1/30/30		345,000	279,795
3.125% 4/15/31		240,000	187,800
3.25% 4/22/32		200,000	152,100
4.125% 5/15/51		200,000	118,300
5% 6/15/45		390,000	273,000
5.2% 5/15/49		285,000	199,215
7.375% 9/18/37		100,000	96,500
8% 11/14/35		1,055,000	1,075,573
8.75% 11/14/53		1,350,000	1,411,425
Costa Rican Republic:
5.625% 4/30/43 (b)		200,000	178,438
7.3% 11/13/54 (b)		200,000	209,313
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(h)		200,000	116,272
6.825% (b)(h)		200,000	117,352
7.55% (b)(h)		200,000	115,563
7.85% (b)(h)		225,000	131,063
Dominican Republic:
4.5% 1/30/30 (b)		1,350,000	1,223,100
4.875% 9/23/32 (b)		535,000	477,220
5.875% 1/30/60 (b)		150,000	126,450
5.95% 1/25/27 (b)		3,105,000	3,082,683
6% 7/19/28 (b)		715,000	709,638
6.5% 2/15/48 (b)		150,000	141,516
6.85% 1/27/45 (b)		135,000	132,595
6.875% 1/29/26 (b)		295,000	298,503
7.05% 2/3/31 (b)		150,000	154,125
7.45% 4/30/44 (b)		145,000	151,163
Ecopetrol SA 8.375% 1/19/36		115,000	111,909
Ecuador Republic:
3.5% 7/31/35 (b)(g)		310,000	158,875
6% 7/31/30 (b)(g)		415,000	277,661
El Salvador Republic:
0.25% 4/17/30 (b)		150,000	4,500
6.375% 1/18/27 (b)		30,000	26,353
7.1246% 1/20/50 (b)		150,000	94,969
7.65% 6/15/35 (b)		60,000	42,881
9.25% 4/17/30 (b)		150,000	131,198
Emirate of Abu Dhabi:
3% 9/15/51 (b)		200,000	130,750
3.125% 9/30/49 (b)		890,000	605,111
3.875% 4/16/50 (b)		285,000	222,300
5.5% 4/30/54 (b)		200,000	198,500
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		305,000	221,320
5.25% 1/30/43 (Reg. S)		200,000	188,004
Export Credit Bank of Turkey 9% 1/28/27 (b)		120,000	125,168
Gabonese Republic:
6.625% 2/6/31 (b)		200,000	159,200
7% 11/24/31 (b)		200,000	159,218
Georgia Republic 2.75% 4/22/26 (b)		200,000	182,088
German Federal Republic:
2.1% 11/15/29(Reg. S)	EUR	2,850,000	3,005,175
2.4% 11/15/30(Reg. S)	EUR	500,000	534,844
2.5% 7/4/44	EUR	1,371,000	1,412,926
3.25% 7/4/42	EUR	2,124,000	2,440,215
Ghana Republic:
7.75% (b)(h)		200,000	102,048
10.75% 10/14/30 (b)		200,000	136,300
Guatemalan Republic 6.125% 6/1/50 (b)		200,000	180,563
Hungarian Republic:
3.125% 9/21/51 (b)		200,000	124,342
5.25% 6/16/29 (b)		200,000	195,470
5.5% 6/16/34 (b)		280,000	270,253
Indonesian Republic:
3.2% 9/23/61		200,000	126,625
4.2% 10/15/50		2,100,000	1,711,500
4.35% 1/11/48		200,000	168,625
5.125% 1/15/45 (b)		380,000	364,563
5.25% 1/17/42 (b)		200,000	195,125
5.95% 1/8/46 (b)		200,000	209,063
6.75% 1/15/44 (b)		200,000	228,875
7.75% 1/17/38 (b)		350,000	427,039
8.5% 10/12/35 (b)		365,000	459,484
Islamic Republic of Pakistan:
6% 4/8/26 (b)		305,000	275,930
7.375% 4/8/31 (b)		200,000	163,688
Israeli State:
3.375% 1/15/50		270,000	171,277
5.75% 3/12/54		200,000	180,708
Ivory Coast:
5.875% 10/17/31 (b)	EUR	365,000	360,542
6.375% 3/3/28 (b)		220,000	214,128
8.25% 1/30/37 (b)		200,000	194,450
Japan Government 0.8% 3/20/34	JPY	65,000,000	403,453
Jordanian Kingdom:
4.95% 7/7/25 (b)		260,000	255,115
7.75% 1/15/28 (b)		200,000	202,100
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		305,000	241,706
3.25% 10/22/30 (b)		595,000	531,389
3.45% 2/2/61 (b)		450,000	288,563
3.625% 3/4/28 (b)		200,000	189,524
3.75% 1/21/55 (b)		210,000	146,910
4.5% 10/26/46 (b)		275,000	230,280
4.5% 4/22/60 (b)		590,000	472,271
4.625% 10/4/47 (b)		200,000	169,520
5% 1/18/53 (b)		200,000	174,200
5.75% 1/16/54 (b)		200,000	192,994
Lebanese Republic:
5.8% (h)		290,000	19,720
6.375% (h)		365,000	24,456
Moroccan Kingdom 6.5% 9/8/33 (b)		200,000	203,915
Panamanian Republic:
2.252% 9/29/32		200,000	142,750
3.298% 1/19/33		200,000	153,100
3.87% 7/23/60		255,000	143,358
4.5% 5/15/47		200,000	136,688
4.5% 4/16/50		335,000	222,252
7.875% 3/1/57		200,000	205,500
8% 3/1/38		200,000	209,688
Peruvian Republic:
2.783% 1/23/31		270,000	227,813
3% 1/15/34		190,000	152,297
3.3% 3/11/41		170,000	123,888
Philippine Republic:
2.65% 12/10/45		200,000	127,272
5.6% 5/14/49		200,000	199,563
5.609% 4/13/33		200,000	203,938
5.95% 10/13/47		205,000	213,328
Polish Government:
5.5% 4/4/53		85,000	82,037
5.5% 3/18/54		115,000	110,244
5.75% 11/16/32		175,000	180,350
Provincia de Cordoba:
6.875% 12/10/25 (b)		66,668	61,960
6.99% 6/1/27 (b)		225,000	184,626
Republic of Armenia 3.6% 2/2/31 (b)		200,000	163,270
Republic of Benin:
4.875% 1/19/32 (b)	EUR	145,000	132,356
7.96% 2/13/38 (b)		200,000	187,616
Republic of Kenya:
6.3% 1/23/34 (b)		90,000	71,095
9.75% 2/16/31 (b)		200,000	199,838
Republic of Montenegro 7.25% 3/12/31 (b)		200,000	201,188
Republic of Nigeria:
6.125% 9/28/28 (b)		365,000	324,098
7.143% 2/23/30 (b)		200,000	176,106
7.625% 11/21/25 (b)		205,000	205,527
7.696% 2/23/38 (b)		200,000	158,184
Republic of Paraguay 4.95% 4/28/31 (b)		220,000	208,794
Republic of Senegal 6.25% 5/23/33 (b)		200,000	169,182
Republic of Serbia:
2.125% 12/1/30 (b)		325,000	257,810
6.5% 9/26/33 (b)		200,000	200,000
Republic of Uzbekistan 3.9% 10/19/31 (b)		200,000	162,514
Romanian Republic:
2% 4/14/33 (Reg. S)	EUR	55,000	45,591
3% 2/27/27 (b)		105,000	97,267
3.375% 1/28/50 (Reg. S)	EUR	75,000	55,585
3.625% 3/27/32 (b)		200,000	168,260
4% 2/14/51 (b)		60,000	41,381
6.625% 2/17/28 (b)		90,000	91,879
7.125% 1/17/33 (b)		30,000	31,463
8% 4/29/30	RON	445,000	102,845
Rwanda Republic 5.5% 8/9/31 (b)		240,000	194,129
South African Republic:
4.85% 9/27/27		200,000	189,900
5% 10/12/46		200,000	134,500
5.75% 9/30/49		250,000	179,688
5.875% 4/20/32		200,000	179,750
State of Qatar:
4.4% 4/16/50 (b)		530,000	451,825
4.625% 6/2/46 (b)		240,000	215,280
4.817% 3/14/49 (b)		370,000	337,418
5.103% 4/23/48 (b)		410,000	389,996
9.75% 6/15/30 (b)		135,000	168,953
Sultanate of Oman:
5.625% 1/17/28 (b)		395,000	393,866
6% 8/1/29 (b)		230,000	232,300
6.25% 1/25/31 (b)		200,000	205,000
6.75% 1/17/48 (b)		390,000	390,975
Turkish Republic:
4.25% 4/14/26		345,000	332,590
4.75% 1/26/26		435,000	423,568
4.875% 10/9/26		200,000	193,224
4.875% 4/16/43		355,000	249,210
5.125% 2/17/28		235,000	221,781
5.25% 3/13/30		85,000	77,300
5.75% 5/11/47		200,000	152,800
6% 1/14/41		470,000	388,493
6.625% 2/17/45		200,000	171,375
7.625% 5/15/34		200,000	200,480
9.375% 3/14/29		200,000	217,584
9.375% 1/19/33		335,000	373,220
9.875% 1/15/28		410,000	449,975
26.2% 10/5/33	TRY	3,425,000	106,981
31.08% 11/8/28	TRY	3,015,000	96,601
Ukraine Government:
7.253% 3/15/35 (b)		265,000	71,285
7.375% 9/25/34 (b)		200,000	54,000
7.75% 9/1/24 (b)		235,000	72,380
7.75% 9/1/25 (b)		370,000	113,960
7.75% 9/1/26 (b)		500,000	151,250
7.75% 9/1/28 (b)		100,000	29,300
7.75% 9/1/29 (b)		100,000	29,000
7.75% 8/1/41 (b)(e)		160,000	82,400
United Mexican States:
3.5% 2/12/34		260,000	212,713
3.75% 4/19/71		360,000	219,240
4.875% 5/19/33		200,000	185,813
5.75% 10/12/2110		385,000	321,836
6% 5/7/36		240,000	235,950
6.05% 1/11/40		305,000	295,240
6.338% 5/4/53		200,000	190,938
6.35% 2/9/35		200,000	201,900
Uruguay Republic:
5.1% 6/18/50		305,000	285,175
5.75% 10/28/34		120,000	123,780
Venezuelan Republic:
9.25% (h)		1,285,000	237,725
11.95% (Reg. S) (h)		560,000	104,160
12.75% (h)		105,000	19,583
Vietnamese Socialist Republic 5.5% 3/12/28		585,833	552,341
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $59,142,986)			58,597,180

Supranational Obligations - 0.0%
		Principal Amount (a)	Value ($)
European Investment Bank 3% 11/15/28 (Reg. S) (Cost $1,424,004)	EUR	1,330,000	1,441,053

Bank Loan Obligations - 0.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4132% 8/24/26 (e)(f)(r)	270,000	253,125
CONSUMER DISCRETIONARY - 0.1%
Automobile Components - 0.0%
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1973% 1/26/29 (e)(f)(r)	170,000	164,900
Diversified Consumer Services - 0.0%
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5854% 3/4/28 (e)(f)(r)	500,000	429,375
TKC Holdings, Inc. 1LN, term loan 13.5% 2/14/27 (e)(r)	130,000	107,250
		536,625
Hotels, Restaurants & Leisure - 0.0%
United PF Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5911% 12/30/26 (e)(f)(r)	400,000	352,000
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 5/30/31 (f)(r)(s)	730,000	723,613
Staples, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8/23/29 (f)(r)(s)	30,000	28,575
		752,188
TOTAL CONSUMER DISCRETIONARY		1,805,713
INDUSTRIALS - 0.0%
Building Products - 0.0%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 5/17/28 (e)(f)(r)	265,000	224,073
Professional Services - 0.0%
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 6/2/28 (e)(f)(r)	475,000	467,875
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0795% 4/29/29 (e)(f)(r)	400,000	353,000
		820,875
TOTAL INDUSTRIALS		1,044,948
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4302% 6/4/28 (e)(f)(r)	260,000	234,975
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 1/20/31 (e)(f)(r)	165,000	165,794
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.571% 8/27/28 (e)(f)(r)	250,000	236,250
TOTAL UTILITIES		402,044
TOTAL BANK LOAN OBLIGATIONS (Cost $3,744,956)		3,740,805

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (e)(f)	401,000	395,657
Regions Bank 6.45% 6/26/37	250,000	255,481
TOTAL BANK NOTES (Cost $693,483)		651,138

Fixed-Income Funds - 5.5%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (t) (Cost $241,059,822)	2,450,061	241,331,019

Preferred Securities - 0.4%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (e)(u)		275,000	255,222
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (Reg. S) (e)(u)	EUR	900,000	905,453
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (u)		180,000	182,813
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (e)(u)	EUR	975,000	995,348
TOTAL CONSUMER STAPLES			1,178,161
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP CME Term SOFR 3 Month Index + 4.280% 9.612% (e)(f)(u)		1,385,000	1,378,564
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.694% (e)(f)(u)		580,000	575,582
			1,954,146
FINANCIALS - 0.1%
Banks - 0.1%
AIB Group PLC 6.25% (Reg. S) (e)(u)	EUR	200,000	217,010
Banco de Credito e Inversiones 8.75% (b)(e)(u)		115,000	120,355
Banco del Estado de Chile 7.95% (b)(e)(u)		105,000	108,019
Banco Do Brasil SA 10-Year Treasury Constant Maturity Rate + 4.390% 8.748% (b)(e)(f)(u)		250,000	251,488
Banco Mercantil del Norte SA:
6.75% (b)(e)(u)		145,000	144,275
7.625% (b)(e)(u)		300,000	295,500
Bank of America Corp. 5.875% (e)(u)		240,000	235,627
Barclays PLC 8.875% (e)(u)	GBP	270,000	350,460
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(e)		110,000	101,475
5.35% 11/12/29 (b)(e)		80,000	78,866
8.45% 6/29/38 (b)(e)		120,000	126,010
Citigroup, Inc. 7.125% (e)(u)		245,000	244,329
JPMorgan Chase & Co.:
4.6% (e)(u)		235,000	230,641
6.1% (e)(u)		230,000	230,805
M&T Bank Corp.:
3.5% (e)(u)		55,000	45,256
5.125% (e)(u)		110,000	103,260
NBK Tier 1 Ltd. 3.625% (b)(e)(u)		105,000	97,020
Wells Fargo & Co. 7.625% (c)(e)(u)		270,000	284,314
			3,264,710
Capital Markets - 0.0%
Charles Schwab Corp.:
4% (e)(u)		360,000	299,829
5.375% (e)(u)		175,000	172,233
UBS Group AG 7% (Reg. S) (e)(u)		200,000	199,458
			671,520
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (e)(u)		1,310,000	1,153,266
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (e)(u)		412,000	401,700
TOTAL FINANCIALS			5,491,196
INDUSTRIALS - 0.1%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (e)(u)	GBP	202,000	233,267
Marine Transportation - 0.0%
DP World Salaam 6% (Reg. S) (e)(u)		250,000	248,810
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (e)		976,000	969,439
Air Lease Corp. 4.125% (e)(u)		500,000	447,123
Aircastle Ltd. 5.25% (b)(e)(u)		510,000	484,506
			1,901,068
TOTAL INDUSTRIALS			2,383,145
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (b)(e)(u)		105,000	99,914
5.65% (b)(e)(u)		250,000	247,813
			347,727
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV:
5.125% (b)(e)(u)		365,000	350,400
9.125% (b)(e)(u)		150,000	160,688
			511,088
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (e)(u)	EUR	1,200,000	814,439
Citycon Oyj 4.496% (Reg. S) (e)(u)	EUR	218,000	197,444
CPI Property Group SA 3.75% (Reg. S) (e)(u)	EUR	501,000	278,774
Grand City Properties SA 1.5% (Reg. S) (e)(u)	EUR	800,000	550,685
Heimstaden Bostad AB 3.248% (Reg. S) (e)(u)	EUR	582,000	472,046
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (e)(u)	EUR	310,000	104,004
			2,417,392
UTILITIES - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (Reg. S) (e)(u)	GBP	335,000	407,770
TOTAL PREFERRED SECURITIES (Cost $15,608,507)			15,851,300

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (v)	130,493,295	130,519,394
Fidelity Securities Lending Cash Central Fund 5.39% (v)(w)	17,669,936	17,671,703
TOTAL MONEY MARKET FUNDS (Cost $148,190,352)		148,191,097

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 3.94% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29	2,600,000	103,802
Option on an interest rate swap with Bank of America N.A. to pay annually a fixed rate of 4.05% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	3,800,000	145,351
Option on an interest rate swap with Citibank N.A. to pay annually a fixed rate of 3.755% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	4,200,000	180,000
Option on an interest rate swap with Citibank N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay a fixed rate of 3.694%, expiring December 2033.	12/12/28	5,500,000	236,615
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	3,100,000	190,503
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.865% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	5,600,000	208,296
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.8225% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	9,500,000	345,248
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.9625% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29	4,700,000	188,747

TOTAL PUT OPTIONS			1,598,562
Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 3.94% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/10/29	2,600,000	103,437
Option on an interest rate swap with Bank of America N.A. to receive annually a fixed rate of 4.05% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2034.	4/23/29	3,800,000	160,493
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.694% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring December 2033.	12/12/28	5,500,000	188,381
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.755% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring March 2034.	3/19/29	4,200,000	151,536
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	3,100,000	28,389
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.865% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2035.	5/15/25	5,600,000	155,234
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.8225% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/24/25	9,500,000	206,193
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.9625% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2034.	5/14/29	4,700,000	185,693

TOTAL CALL OPTIONS			1,179,356
TOTAL PURCHASED SWAPTIONS (Cost $2,971,578)			2,777,918

TOTAL INVESTMENT IN SECURITIES - 119.0% (Cost $5,331,069,580)	5,195,505,363
NET OTHER ASSETS (LIABILITIES) - (19.0)% (x)	(828,778,248)
NET ASSETS - 100.0%	4,366,727,115

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 6/1/54	(3,750,000)	(3,002,544)
2% 6/1/54	(2,000,000)	(1,601,357)
2% 6/1/54	(14,800,000)	(11,850,042)
2.5% 6/1/54	(13,800,000)	(11,494,417)
2.5% 6/1/54	(25,000)	(20,823)
3.5% 6/1/54	(8,850,000)	(7,894,171)
3.5% 6/1/54	(10,100,000)	(9,009,167)
4.5% 6/1/54	(5,700,000)	(5,384,977)
5.5% 6/1/54	(3,500,000)	(3,471,050)
5.5% 6/1/54	(3,000,000)	(2,975,186)
6% 6/1/54	(1,100,000)	(1,107,236)
6% 6/1/54	(900,000)	(905,920)
6% 6/1/54	(6,200,000)	(6,240,782)
6% 6/1/54	(450,000)	(452,960)
6% 6/1/54	(500,000)	(503,289)
6% 6/1/54	(1,350,000)	(1,358,880)
6% 6/1/54	(1,100,000)	(1,107,236)
6% 6/1/54	(900,000)	(905,920)

TOTAL GINNIE MAE		(69,285,957)

Uniform Mortgage Backed Securities
2% 6/1/39	(2,400,000)	(2,094,939)
2% 6/1/54	(69,300,000)	(53,420,522)
2% 6/1/54	(700,000)	(539,601)
2% 6/1/54	(4,500,000)	(3,468,865)
2% 6/1/54	(20,750,000)	(15,995,322)
2% 6/1/54	(16,950,000)	(13,066,058)
2% 6/1/54	(2,300,000)	(1,772,975)
2% 6/1/54	(21,450,000)	(16,534,923)
2% 6/1/54	(11,100,000)	(8,556,534)
2% 6/1/54	(12,550,000)	(9,674,279)
2.5% 6/1/54	(1,300,000)	(1,048,988)
2.5% 6/1/54	(2,900,000)	(2,340,051)
2.5% 6/1/54	(8,325,000)	(6,717,561)
2.5% 6/1/54	(2,900,000)	(2,340,051)
2.5% 6/1/54	(9,825,000)	(7,927,932)
2.5% 6/1/54	(3,250,000)	(2,622,471)
2.5% 6/1/54	(8,300,000)	(6,697,388)
2.5% 6/1/54	(1,500,000)	(1,210,371)
2.5% 6/1/54	(33,200,000)	(26,789,551)
3% 6/1/54	(7,250,000)	(6,093,966)
3% 6/1/54	(10,450,000)	(8,783,717)
3% 6/1/54	(7,300,000)	(6,135,994)
3% 6/1/54	(7,250,000)	(6,093,966)
3% 6/1/54	(16,300,000)	(13,700,918)
3.5% 6/1/54	(19,000,000)	(16,649,499)
3.5% 6/1/54	(15,825,000)	(13,867,280)
3.5% 6/1/54	(3,950,000)	(3,461,343)
3.5% 6/1/54	(4,300,000)	(3,768,044)
3.5% 6/1/54	(38,775,000)	(33,978,121)
4% 6/1/54	(4,300,000)	(3,900,065)
4% 6/1/54	(2,900,000)	(2,630,276)
4% 6/1/54	(3,800,000)	(3,446,569)
4% 6/1/54	(6,700,000)	(6,076,845)
4% 6/1/54	(800,000)	(725,593)
4% 6/1/54	(4,600,000)	(4,172,162)
4% 6/1/54	(5,200,000)	(4,716,357)
4.5% 6/1/54	(6,425,000)	(6,014,657)
4.5% 6/1/54	(1,900,000)	(1,778,653)
5.5% 6/1/54	(1,900,000)	(1,868,902)
5.5% 7/1/54	(1,900,000)	(1,868,605)
6% 6/1/54	(5,300,000)	(5,306,830)
6% 6/1/54	(375,000)	(375,483)
6% 6/1/54	(5,700,000)	(5,707,345)
6% 6/1/54	(7,550,000)	(7,559,729)
6% 6/1/54	(2,650,000)	(2,653,415)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(354,152,716)

TOTAL TBA SALE COMMITMENTS (Proceeds $424,545,142)		(423,438,673)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	12	Jun 2024	899,497	5,240	5,240
TME 10 Year Canadian Note Contracts (Canada)	36	Sep 2024	3,140,012	(6,066)	(6,066)

TOTAL BOND INDEX CONTRACTS					(826)

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	45	Sep 2024	9,166,641	(8,515)	(8,515)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,146	Sep 2024	227,040,094	(691,087)	(691,087)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	33	Sep 2024	3,830,063	(44,666)	(44,666)

TOTAL TREASURY CONTRACTS					(744,268)

TOTAL PURCHASED					(745,094)

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	15	Sep 2024	1,841,036	18,727	18,727

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	568	Sep 2024	61,796,625	290,197	290,197
CBOT 5-Year U.S. Treasury Note Contracts (United States)	204	Sep 2024	21,582,563	60,708	60,708
CBOT Long Term U.S. Treasury Bond Contracts (United States)	80	Sep 2024	9,285,000	108,595	108,595

TOTAL TREASURY CONTRACTS					459,500

TOTAL SOLD					478,227

TOTAL FUTURES CONTRACTS					(266,867)
The notional amount of futures purchased as a percentage of Net Assets is 5.6%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	600,000	USD	651,342	Brown Brothers Harriman & Co	6/04/24	(312)
EUR	427,000	USD	466,193	Brown Brothers Harriman & Co	8/22/24	(1,169)
EUR	63,000	USD	68,438	Brown Brothers Harriman & Co	8/22/24	172
EUR	51,000	USD	55,285	Canadian Imperial Bk. of Comm.	8/22/24	257
USD	51,641	AUD	78,000	Citibank, N. A.	8/22/24	(375)
USD	45,440	CAD	62,000	Citibank, N. A.	8/22/24	(125)
USD	564,461	EUR	518,000	BNP Paribas S.A.	8/22/24	334
USD	70,843	EUR	65,000	Bank of America, N.A.	8/22/24	54
USD	654,782	EUR	601,000	Brown Brothers Harriman & Co	8/22/24	264
USD	868,526	EUR	799,000	Brown Brothers Harriman & Co	8/22/24	(1,625)
USD	43,871,924	EUR	40,572,000	Goldman Sachs Bank USA	8/22/24	(312,995)
USD	3,630,024	EUR	3,325,000	JPMorgan Chase Bank, N.A.	8/22/24	8,934
USD	17,210,428	GBP	13,743,000	Bank of America, N.A.	8/22/24	(308,855)
USD	1,588,603	GBP	1,252,000	Brown Brothers Harriman & Co	8/22/24	(7,420)
USD	391,837	JPY	60,150,000	Citibank, N. A.	8/22/24	4,673
USD	31,674	JPY	4,850,000	Citibank, N. A.	8/22/24	456

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(617,732)
Unrealized Appreciation						15,144
Unrealized Depreciation						(632,876)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	220,000	(3,596)	2,758	(838)
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	220,000	(3,596)	2,758	(838)
AXA SA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	460,000	(7,518)	5,767	(1,751)
Assicurazioni Generali SpA		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	550,000	286	(2,755)	(2,469)
BMW Finance NV		Jun 2029	BNP Paribas S.A.	(1%)	Quarterly	EUR	1,300,000	(37,883)	33,948	(3,935)
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		40,000	208	(430)	(222)
CMBX N.A. AAA Index Series 15		Nov 2064	JPMorgan Securities LLC	(0.5%)	Monthly		4,000,000	45,112	(47,937)	(2,825)
CMBX N.A. AAA Index Series 15		Nov 2064	JPMorgan Securities LLC	(0.5%)	Monthly		1,800,000	20,301	(20,759)	(458)
CMBX N.A. AAA Index Series 15		Nov 2064	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		4,800,000	54,135	(92,000)	(37,865)
CMBX N.A. AAA Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(0.5%)	Monthly		1,600,000	23,784	(26,552)	(2,768)
CMBX N.A. AAA Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(0.5%)	Monthly		4,500,000	66,891	(107,289)	(40,398)
CMBX N.A. AAA Index Series 16		Apr 2065	JPMorgan Securities LLC	(0.5%)	Monthly		1,300,000	19,324	(20,575)	(1,251)
CMBX N.A. BBB- Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly		190,000	39,482	(50,362)	(10,880)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		280,000	41,742	(62,979)	(21,237)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		100,000	14,908	(24,455)	(9,547)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		190,000	28,325	(46,291)	(17,966)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		80,000	11,926	(22,002)	(10,076)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		160,000	23,852	(42,109)	(18,257)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		140,000	20,871	(40,022)	(19,151)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		60,000	8,945	(14,407)	(5,462)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		150,000	22,362	(38,421)	(16,059)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		40,000	5,963	(10,522)	(4,559)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		160,000	23,852	(46,227)	(22,375)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		200,000	29,815	(59,517)	(29,702)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		600,000	89,446	(116,478)	(27,032)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		460,000	68,575	(134,865)	(66,290)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		130,000	19,380	(31,826)	(12,446)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		90,000	13,417	(27,254)	(13,837)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		70,000	10,435	(19,781)	(9,346)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		140,000	20,871	(39,224)	(18,353)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		190,000	28,325	(45,555)	(17,230)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		130,000	19,380	(32,152)	(12,772)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		190,000	28,325	(47,224)	(18,899)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		170,000	25,343	(43,015)	(17,672)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		150,000	22,362	(35,489)	(13,127)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		140,000	20,871	(32,234)	(11,363)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	14,908	(16,729)	(1,821)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	44,723	(50,566)	(5,843)
CMBX N.A. BBB- Index Series 17		Dec 2056	Citigroup Global Markets Ltd.	(3%)	Monthly		150,000	17,125	(24,448)	(7,323)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		400,000	45,667	(57,540)	(11,873)
CMBX N.A. BBB- Index Series 17		Dec 2056	Goldman Sachs & Co. LLC	(3%)	Monthly		300,000	34,250	(37,237)	(2,987)
CMBX N.A. BBB- Index Series 17		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly		400,000	45,667	(53,076)	(7,409)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		200,000	22,833	(28,770)	(5,937)
CMBX N.A. BBB- Index Series 17		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	11,417	(14,035)	(2,618)
Heidelberg Materials AG		Jun 2029	BNP Paribas S.A.	(5%)	Quarterly	EUR	600,000	(133,820)	124,597	(9,223)
Intesa Sanpaolo SpA		Jun 2029	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	550,000	10,107	(12,409)	(2,302)
Societe Generale France		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	600,000	1,328	(4,161)	(2,833)
UniCredit SpA		Jun 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	500,000	8,918	(11,039)	(2,121)

TOTAL BUY PROTECTION								939,344	(1,520,890)	(581,546)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		40,000	(208)	932	724

TOTAL CREDIT DEFAULT SWAPS								939,136	(1,519,958)	(580,822)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2026	33,725,000	313,523	0	313,523
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2027	9,079,000	116,165	0	116,165
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2029	27,000	492	0	492
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2031	16,724,000	360,006	0	360,006
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2044	5,430,000	35,337	0	35,337
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Jun 2054	1,000,000	(896)	0	(896)
TOTAL INTEREST RATE SWAPS							824,627	0	824,627

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
RON	-	Romanian leu
TRY	-	Turkish Lira
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $831,813,263 or 19.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Non-income producing - Security is in default.
(i)	A portion of the security sold on a delayed delivery basis.
(j)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $460,999.

(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,684,626.
(l)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,640,746.

(m)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(n)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(o)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(p)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(q)	Level 3 security
(r)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(s)	The coupon rate will be determined upon settlement of the loan after period end.
(t)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(u)	Security is perpetual in nature with no stated maturity date.
(v)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(w)	Investment made with cash collateral received from securities on loan.
(x)	Includes $1,535,406 of cash collateral segregated to cover margin requirements for centrally cleared OTC swaps.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	84,973,598	2,228,326,644	2,182,784,383	6,687,706	3,535	-	130,519,394	0.3%
Fidelity Emerging Markets Debt Central Fund	42,002,712	42,268,963	86,899,124	2,655,819	(7,430,938)	10,058,387	-	0.0%
Fidelity Floating Rate Central Fund	157,041,077	83,474,722	-	13,474,723	-	815,220	241,331,019	15.9%
Fidelity International Credit Central Fund	50,413,382	42,435,508	95,472,483	2,435,508	(11,550,128)	14,173,721	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	50,201,734	1,138,840,338	1,171,370,369	42,503	-	-	17,671,703	0.1%
Fidelity Specialized High Income Central Fund	144,791,683	81,257,382	228,742,015	7,252,524	(15,106,950)	17,799,900	-	0.0%
Total	529,424,186	3,616,603,557	3,765,268,374	32,548,783	(34,084,481)	42,847,228	389,522,116

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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